UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices)     (Zip code)
Randall W. Merk
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2009
Item 1: Report(s) to Shareholders.

Large-Cap Blend
Schwab MarketTrack Growth Portfolio IItm

Balanced Annual report dated December 31, 2009

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

The Investment Environment

Investment conditions in the global financial marketplace improved markedly by the latter part of the reporting period. Although the overall climate of economic recession persisted, investor confidence strengthened as signs of improvement emerged. Domestic and international equity indices, such as the S&P 500® Index and the MSCI EAFE® Index, displayed meaningful gains since their March lows which helped to reduce earlier losses and produce positive 12-month returns. On the fixed income side, yields remained low on government backed securities, but leading broad market municipal and taxable bond indices were positive for the year.

Major economic indicators, such as unemployment, Gross Domestic Product (GDP), and consumer confidence, showed that a full economic recovery had yet to materialize, despite some signs of improvement. The U.S. unemployment rate increased from 7.7% in January of 2009 to 10% in December, but monthly job losses moderated substantially during the second half of the year. GDP—the output of goods and services produced by labor and property located in the United States—rose 2.2% in the third quarter of 2009, after rising 0.7% in the prior quarter. The third quarter GDP gain was primarily attributable to increases in personal consumption expenditures, exports, private inventory investment, federal government spending, and residential fixed investment, according to the Bureau of Economic Analysis. The Conference Board’s Consumer Confidence Index rose to 52.9 in December from 50.6 one month earlier, after dipping to a record low of 25.0 in February. The Conference Board cited a more optimistic outlook for business and labor market conditions as the reason for the rise.

The returns of the S&P 500 Index, which is usually seen as a bellwether for financial markets, were positive. For the 12-month reporting period ending December 31, 2009, the S&P 500 Index returned 26.46%. In the index, Information Technology was the strongest performing sector, followed by Materials and Consumer Discretionary. Telecomm Service was the weakest sector, followed by Utilities and Energy. In general, large-cap stocks outperformed small-cap as evidenced by the Russell 1000 Index, which returned 28.43%, compared with the Russell 2000 Index, which returned 27.17%. Looking at the broad market, growth significantly outperformed value—the Russell 3000 Growth Index returned 37.01%, while the Russell 3000 Value Index returned 19.76%. Internationally, emerging markets generally outperformed developed markets—the MSCI Emerging Markets Index returned 79.02%, while the MSCI EAFE Index returned 32.46%.

In the fixed income market, yields were low throughout the period for U.S. Treasury securities, especially those with the shortest maturities. The Barclays Capital U.S. Short Treasury: 9-12 Months returned 0.76%. The broad taxable bond market fared better, benefiting from price recovery on mortgage-backed securities and other assets that were out of favor with investors during the darkest moments of the financial crisis. The Barclays Capital U.S. Aggregate Bond Index returned 5.93%. Returns were also positive in the tax free bond market—the Barclays Capital General Muni Bond Index returned 12.91%. The Federal Open Market Committee reaffirmed on December 16, 2009 that it would continue to hold interest rates at a target range of 0% to 0.25%.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

26.46%	S&P 500® Index: measures U.S. large-cap stocks

27.17%	Russell 2000® Index: measures U.S. small-cap stocks

32.46%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.93%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.15%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab MarketTrack Growth Portfolio II 1

Portfolio Management

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the portfolio. He was appointed portfolio manager in 2008. Prior to joining the firm in 2003, Mr. Kern worked for more than 13 years in the investment management industry, with more than 6 of those years spent in portfolio management.

2 Schwab MarketTrack Growth Portfolio II

Schwab MarketTrack Growth Portfolio II™

The Schwab MarketTrack Growth Portfolio II incorporates a mix of different asset classes. Accordingly, returns over a given period will reflect a blend of those asset classes, and will depend on relative weightings within the portfolio. By spreading exposure over various asset classes, the MarketTrack Growth Portfolio II is designed to provide more stable returns while seeking to reduce risk during market fluctuations. The portfolio focuses on stock investments, while including some bonds and cash investments, remaining close to the target allocations of 80% stocks, 15% bonds, and 5% cash.

The Schwab MarketTrack Growth Portfolio II returned 24.02% for the period, slightly underperforming the benchmark Growth Composite Index, which returned 24.48%. When looking at the portfolio’s top holdings, the Schwab Small-Cap Index Fund returned 35.70%, while the Schwab International Index Fund returned 29.18%. The Schwab S&P 500 Index Fund returned 26.25%. On the fixed income side, the Schwab Total Bond Market Fund returned 4.43%, and the Schwab Value Advantage Money Fund Select Shares returned 0.31%.

The benchmark’s equity components, the Dow Jones U.S. Total Stock Market Index and the MSCI EAFE Index, returned 28.57% and 31.78%, respectively. The benchmark’s fixed income components, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital U.S. Treasury Bills: 1-3 Months Index, returned 5.93% and 0.15% respectively.

As of 12/31/09:
 Statistics

Number of Holdings	510
Weighted Average Market Cap ($ x 1,000,000)	$51,325
Price/Earnings Ratio (P/E)	51.5
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate	12%

 Asset Class Weightings % of Investments

Large-Cap Stocks	40.5%
Small-Cap Stocks	20.1%
International Stocks	19.9%
Bonds	14.9%
Short-Term Investments	4.6%
Total	100.0%

 Top Holdings % Net Assets1

Schwab S&P 500 Index Fund	26.7%
Schwab Small-Cap Index Fund	20.1%
Schwab International Index Fund	19.9%
Schwab Total Bond Market Fund	14.9%
Schwab Value Advantage Money Fund, Select Shares	3.0%
Exxon Mobil Corp.	0.5%
Microsoft Corp.	0.4%
International Business Machines Corp.	0.3%
Johnson & Johnson	0.3%
The Procter & Gamble Co.	0.3%
Total	86.4%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	This list is not a recommendation of any security by the investment adviser.

Schwab MarketTrack Growth Portfolio II 3

 Schwab MarketTrack Growth Portfolio IItm

Performance Summary as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/annuities.

December 31, 1999 – December 31, 2009
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Portfolio and Inception Date	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Growth Portfolio IItm (11/1/96)	24.02%	1.82%	1.34%
Benchmark: Growth Composite Index	24.48%	2.46%	1.45%
Fund Category: Morningstar Large-Cap Blend	27.64%	-0.78%	-1.37%

Portfolio Expense Ratios4: Net 0.69%; Gross 0.88%

 Style Assessment5

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Growth Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index, 15% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.
[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[3]	Source for category information: Morningstar, Inc.
[4]	As stated in the prospectus. Includes expenses of the Underlying Funds in which the Portfolio invests. The annualized weighted average expense ratio of the Underlying Funds was 0.19%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/11. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holdings as of 12/31/09, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

4 Schwab MarketTrack Growth Portfolio II

Fund Expenses (unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2009 and held through December 31, 2009.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/09	at 12/31/09	7/1/09–12/31/09

Schwab MarketTrack Growth Portfolio II
Actual Return	0.50%	$1,000	$1,190.80	$2.76
Hypothetical 5% Return	0.50%	$1,000	$1,022.68	$2.55

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights, which cover a twelve-month period; does not include expenses of underlying funds in which the portfolio invests.

[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab MarketTrack Growth Portfolio II 5

Schwab MarketTrack Growth Portfolio IItm

Financial Statements

Financial Highlights

	1/1/09–	1/1/08–	1/1/07–	1/1/06–	1/1/05–
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	11.09	17.76	17.64	15.53	14.87

Income (Loss) from investment operations:
Net investment income (loss)	0.25	0.36	0.37	0.33	0.24
Net realized and unrealized gains (losses)	2.41	(5.95)	0.63	2.00	0.62

Total from investment operations	2.66	(5.59)	1.00	2.33	0.86
Less distributions:
Distributions from net investment income	(0.35)	(0.41)	(0.45)	(0.22)	(0.20)
Distributions from net realized gains	—	(0.67)	(0.43)	—	—

Total distributions	(0.35)	(1.08)	(0.88)	(0.22)	(0.20)

Net asset value at end of period	13.40	11.09	17.76	17.64	15.53

Total return (%)	24.02	(31.35)	5.64	15.02	5.77

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.50	0.50	0.50	0.50	0.48
Gross operating expenses[1]	0.77	0.73	0.67	0.70	0.68
Net investment income (loss)	2.03	2.23	2.06	2.28	1.66
Portfolio turnover rate	12	14	6	33	5
Net assets, end of period ($ x 1,000,000)	36	30	48	46	37

1 The expense incurred by underlying funds in which the portfolio invests are not included in this ratio.

6 See financial notes

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio by industry classification and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

13.6%	Common Stock	3,158	4,906
84.6%	Other Investment Companies	29,625	30,356
1.6%	Short-Term Investment	558	558

99.8%	Total Investments	33,341	35,820
0.2%	Other Assets and Liabilities, Net		66

100.0%	Net Assets		35,886

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 13.6% of net assets

Automobiles & Components 0.1%

Ford Motor Co. *	884	9
Harley-Davidson, Inc.	129	3
Johnson Controls, Inc.	274	8
The Goodyear Tire & Rubber Co. *	85	1

		21

Banks 0.3%

BB&T Corp.	253	6
Comerica, Inc.	78	2
Fifth Third Bancorp	263	3
First Horizon National Corp. *	66	1
Hudson City Bancorp, Inc.	200	3
Huntington Bancshares, Inc.	118	—
KeyCorp	191	1
M&T Bank Corp.	37	2
Marshall & Ilsley Corp.	106	1
People’s United Financial, Inc.	200	3
PNC Financial Services Group, Inc.	148	8
Regions Financial Corp.	345	2
SunTrust Banks, Inc.	175	4
U.S. Bancorp	853	19
Wells Fargo & Co.	2,485	67
Zions Bancorp	50	1

		123

Capital Goods 1.1%

3M Co.	357	29
Caterpillar, Inc.	317	18
Cummins, Inc.	88	4
Danaher Corp.	112	8
Deere & Co.	226	12
Dover Corp.	97	4
Eaton Corp.	71	5
Emerson Electric Co.	389	17
Fastenal Co.	75	3
First Solar, Inc. *	30	4
Flowserve Corp.	100	9
Fluor Corp.	84	4
General Dynamics Corp.	189	13
General Electric Co.	5,233	79
Goodrich Corp.	59	4
Honeywell International, Inc.	395	15
Illinois Tool Works, Inc.	196	9
ITT Corp.	88	4
Jacobs Engineering Group, Inc. *	100	4
L-3 Communications Holdings, Inc.	58	5
Lockheed Martin Corp.	169	13
Masco Corp.	196	3
Northrop Grumman Corp.	165	9
PACCAR, Inc.	181	7
Pall Corp.	60	2
Parker Hannifin Corp.	84	5
Precision Castparts Corp.	100	11
Quanta Services, Inc. *	100	2
Raytheon Co.	212	11
Rockwell Automation, Inc.	83	4
Rockwell Collins, Inc.	82	5
Roper Industries, Inc.	50	3
Textron, Inc.	124	2
The Boeing Co.	379	20
United Technologies Corp.	481	33
W.W. Grainger, Inc.	37	4

		384

Commercial & Professional Supplies 0.1%

Avery Dennison Corp.	53	2
Cintas Corp.	66	2
Equifax, Inc.	62	2
Iron Mountain, Inc. *	100	2
Monster Worldwide, Inc. *	60	1
Pitney Bowes, Inc.	109	3
R.R. Donnelley & Sons Co.	104	2
Republic Services, Inc.	202	6
Robert Half International, Inc.	82	2
Stericycle, Inc. *	60	3
The Dun & Bradstreet Corp.	50	4
Waste Management, Inc.	262	9

		38

Consumer Durables & Apparel 0.1%

Coach, Inc.	182	7
D.R. Horton, Inc.	128	1
Eastman Kodak Co. *	135	1
Fortune Brands, Inc.	70	3
Harman International Industries, Inc.	32	1
Hasbro, Inc.	85	3
Jones Apparel Group, Inc.	55	1
Leggett & Platt, Inc.	87	2
Lennar Corp., Class A	64	1

See financial notes 7

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Liz Claiborne, Inc. *	50	—
Mattel, Inc.	184	4
Newell Rubbermaid, Inc.	129	2
NIKE, Inc., Class B	179	12
Polo Ralph Lauren Corp.	30	2
Pulte Homes, Inc.	160	1
Snap-on, Inc.	27	1
The Black & Decker Corp.	36	2
The Stanley Works	35	2
VF Corp.	42	3
Whirlpool Corp.	36	3

		52

Consumer Services 0.2%

Apollo Group, Inc., Class A *	67	4
Carnival Corp. *	206	6
Darden Restaurants, Inc.	63	2
DeVry, Inc.	50	3
H&R Block, Inc.	156	4
International Game Technology	159	3
Marriott International, Inc., Class A	152	4
McDonald’s Corp.	595	37
Starbucks Corp. *	362	8
Starwood Hotels & Resorts Worldwide, Inc.	103	4
Wyndham Worldwide Corp.	95	2
Wynn Resorts Ltd.	50	3
Yum! Brands, Inc.	261	9

		89

Diversified Financials 1.0%

American Express Co.	586	24
Ameriprise Financial, Inc.	118	5
Bank of America Corp.	4,922	74
Bank of New York Mellon Corp.	541	15
Capital One Financial Corp.	142	5
Citigroup, Inc.	9,062	30
CME Group, Inc.	15	5
Discover Financial Services	254	4
E*TRADE Financial Corp. *	197	—
Federated Investors, Inc., Class B	40	1
Franklin Resources, Inc.	72	8
IntercontinentalExchange, Inc. *	35	4
Invesco Ltd.	153	4
Janus Capital Group, Inc.	102	1
JPMorgan Chase & Co.	1,850	77
Legg Mason, Inc.	59	2
Leucadia National Corp. *	100	2
Moody’s Corp.	116	3
Morgan Stanley	508	15
Northern Trust Corp.	87	5
NYSE Euronext	100	2
SLM Corp. *	197	2
State Street Corp.	157	7
T. Rowe Price Group, Inc.	126	7
The Charles Schwab Corp. (a)	488	9
The Goldman Sachs Group, Inc.	206	35
The NASDAQ OMX Group, Inc. *	150	3

		349

Energy 1.6%

Anadarko Petroleum Corp.	220	14
Apache Corp.	156	16
Baker Hughes, Inc.	161	6
BJ Services Co.	154	3
Cabot Oil & Gas Corp.	40	2
Cameron International Corp. *	100	4
Chesapeake Energy Corp.	176	5
Chevron Corp.	1,054	81
ConocoPhillips	781	40
CONSOL Energy, Inc.	100	5
Denbury Resources, Inc. *	100	1
Devon Energy Corp.	210	15
Diamond Offshore Drilling, Inc.	30	3
El Paso Corp.	311	3
EOG Resources, Inc.	114	11
Exxon Mobil Corp.	2,420	165
FMC Technologies, Inc. *	100	6
Halliburton Co.	489	15
Hess Corp.	111	7
Marathon Oil Corp.	346	11
Massey Energy Co.	20	1
Murphy Oil Corp.	79	4
Nabors Industries Ltd. *	149	3
National-Oilwell Varco, Inc.	164	7
Noble Energy, Inc.	100	7
Occidental Petroleum Corp.	406	33
Peabody Energy Corp.	100	4
Pioneer Natural Resources Co.	100	5
Range Resources Corp.	100	5
Rowan Cos., Inc. *	52	1
Schlumberger Ltd.	560	36
Smith International, Inc.	100	3
Southwestern Energy Co. *	160	8
Spectra Energy Corp.	293	6
Sunoco, Inc.	64	2
Tesoro Corp.	100	1
The Williams Cos., Inc.	282	6
Valero Energy Corp.	294	5
XTO Energy, Inc.	213	10

		560

Food & Staples Retailing 0.4%

Costco Wholesale Corp.	223	13
CVS Caremark Corp.	741	24
Safeway, Inc.	212	5
SUPERVALU, Inc.	96	1
Sysco Corp.	294	8
The Kroger Co.	345	7
Wal-Mart Stores, Inc.	1,133	60
Walgreen Co.	479	18
Whole Foods Market, Inc. *	66	2

		138

Food, Beverage & Tobacco 0.8%

Altria Group, Inc.	988	19
Archer-Daniels-Midland Co.	309	10
Brown-Forman Corp., Class B	50	3
Campbell Soup Co.	88	3
Coca-Cola Enterprises, Inc.	144	3

8 See financial notes

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

ConAgra Foods, Inc.	245	6
Constellation Brands, Inc., Class A *	94	1
Dean Foods Co. *	65	1
Dr. Pepper Snapple Group, Inc. *	100	3
General Mills, Inc.	168	12
H.J. Heinz Co.	158	7
Hormel Foods Corp.	50	2
Kellogg Co.	118	6
Kraft Foods, Inc., Class A	684	19
Lorillard, Inc.	74	6
McCormick & Co., Inc.	63	2
Molson Coors Brewing Co., Class B	50	2
PepsiCo, Inc.	784	48
Philip Morris International, Inc.	888	43
Reynolds American, Inc.	80	4
Sara Lee Corp.	359	4
The Coca-Cola Co.	975	56
The Hershey Co.	84	3
The J.M. Smucker Co.	126	8
The Pepsi Bottling Group, Inc.	63	2
Tyson Foods, Inc., Class A	99	1

		274

Health Care Equipment & Services 0.6%

Aetna, Inc.	268	9
AmerisourceBergen Corp.	196	5
Baxter International, Inc.	306	18
Becton Dickinson & Co.	118	9
Boston Scientific Corp. *	546	5
C.R. Bard, Inc.	50	4
Cardinal Health, Inc.	199	6
CareFusion Corp. *	99	2
CIGNA Corp.	174	6
Coventry Health Care, Inc. *	75	2
DENTSPLY International, Inc.	100	4
Express Scripts, Inc. *	140	12
Hospira, Inc. *	77	4
Humana, Inc. *	78	3
IMS Health, Inc.	95	2
Intuitive Surgical, Inc. *	20	6
Laboratory Corp. of America Holdings *	60	4
McKesson Corp.	144	9
Medco Health Solutions, Inc. *	290	19
Medtronic, Inc.	572	25
Patterson Cos., Inc. *	66	2
Quest Diagnostics, Inc.	76	5
St. Jude Medical, Inc. *	173	6
Stryker Corp.	139	7
Tenet Healthcare Corp. *	223	1
UnitedHealth Group, Inc.	642	20
Varian Medical Systems, Inc. *	60	3
WellPoint, Inc. *	313	18
Zimmer Holdings, Inc. *	118	7

		223

Household & Personal Products 0.4%

Avon Products, Inc.	215	7
Colgate-Palmolive Co.	244	20
Kimberly-Clark Corp.	220	14
Mead Johnson Nutrition Co.	100	4
The Clorox Co.	72	4
The Estee Lauder Cos., Inc., Class A	57	3
The Procter & Gamble Co.	1,484	90

		142

Insurance 0.3%

Aflac, Inc.	235	11
American International Group, Inc. *	61	2
Aon Corp.	153	6
Assurant, Inc.	80	2
Cincinnati Financial Corp.	83	2
Genworth Financial, Inc., Class A *	179	2
Lincoln National Corp.	134	3
Loews Corp.	89	3
Marsh & McLennan Cos., Inc.	258	6
MetLife, Inc.	359	13
Principal Financial Group, Inc.	132	3
Prudential Financial, Inc.	234	12
The Allstate Corp.	306	9
The Chubb Corp.	190	9
The Hartford Financial Services Group, Inc.	144	3
The Progressive Corp. *	377	7
The Travelers Cos., Inc.	330	16
Torchmark Corp.	50	2
Unum Group	142	3
XL Capital Ltd., Class A	83	2

		116

Materials 0.5%

Air Products & Chemicals, Inc.	106	9
Airgas, Inc.	40	2
AK Steel Holding Corp.	75	2
Alcoa, Inc.	413	7
Allegheny Technologies, Inc.	40	2
Ashland, Inc.	39	1
Ball Corp.	50	2
Bemis Co., Inc.	50	1
CF Industries Holdings, Inc.	25	2
Cliffs Natural Resources, Inc.	100	5
E.I. Du Pont De Nemours & Co.	436	15
Eastman Chemical Co.	39	2
Ecolab, Inc.	87	4
FMC Corp.	30	2
Freeport-McMoRan Copper & Gold, Inc. *	152	12
International Flavors & Fragrances, Inc.	38	1
International Paper Co.	234	6
MeadWestvaco Corp.	86	2
Monsanto Co.	255	21
Newmont Mining Corp.	211	10
Nucor Corp.	146	7
Owens-Illinois, Inc. *	100	3
Pactiv Corp. *	68	2
PPG Industries, Inc.	79	5
Praxair, Inc.	152	12

See financial notes 9

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Sealed Air Corp.	78	2
Sigma-Aldrich Corp.	78	4
The Dow Chemical Co.	458	13
Titanium Metals Corp. *	50	1
United States Steel Corp.	52	3
Vulcan Materials Co.	48	2
Weyerhaeuser Co.	116	5

		167

Media 0.4%

CBS Corp., Class B	396	5
Comcast Corp., Class A	1,517	25
DIRECTV, Class A *	500	17
Gannett Co., Inc.	112	2
Interpublic Group of Cos., Inc. *	204	1
Meredith Corp.	20	1
News Corp., Class A	1,136	15
Omnicom Group, Inc.	168	7
Scripps Networks Interactive, Class A	41	2
The McGraw-Hill Cos., Inc.	173	6
The New York Times Co., Class A *	74	1
The Walt Disney Co.	912	29
The Washington Post Co., Class B	2	1
Time Warner Cable, Inc.	161	7
Time Warner, Inc.	644	19
Viacom Inc., Class B *	365	11

		149

Pharmaceuticals, Biotechnology & Life Sciences 1.1%

Abbott Laboratories	730	39
Allergan, Inc.	142	9
Amgen, Inc. *	552	31
Biogen Idec, Inc. *	162	9
Bristol-Myers Squibb Co.	927	23
Celgene Corp. *	100	6
Cephalon, Inc. *	70	4
Eli Lilly & Co.	534	19
Forest Laboratories, Inc. *	155	5
Genzyme Corp. *	122	6
Gilead Sciences, Inc. *	436	19
Johnson & Johnson	1,409	91
King Pharmaceuticals, Inc. *	115	1
Life Technologies Corp. *	38	2
Merck & Co., Inc.	1,439	53
Millipore Corp. *	25	2
Mylan, Inc. *	104	2
PerkinElmer, Inc.	62	1
Pfizer, Inc.	4,107	75
Thermo Fisher Scientific, Inc. *	195	9
Waters Corp. *	49	3
Watson Pharmaceuticals, Inc. *	49	2

		411

Real Estate 0.1%

Apartment Investment & Management Co., Class A	65	1
AvalonBay Communities, Inc.	31	3
Boston Properties, Inc.	43	3
CB Richard Ellis Group, Inc., Class A *	80	1
Equity Residential	139	5
HCP, Inc.	100	3
Health Care REIT, Inc.	100	5
Host Hotels & Resorts, Inc.	205	2
Kimco Realty Corp.	102	1
Plum Creek Timber Co., Inc.	88	3
ProLogis	117	2
Public Storage	40	3
Simon Property Group, Inc.	88	7
Ventas, Inc.	100	4
Vornado Realty Trust	58	4

		47

Retailing 0.5%

Abercrombie & Fitch Co., Class A	50	2
Amazon.com, Inc. *	146	20
AutoNation, Inc. *	70	1
AutoZone, Inc. *	27	4
Bed Bath & Beyond, Inc. *	132	5
Best Buy Co., Inc.	192	8
Big Lots, Inc. *	88	3
Dillard’s, Inc., Class A	30	1
Expedia, Inc. *	100	3
Family Dollar Stores, Inc.	74	2
GameStop Corp., Class A *	100	2
Genuine Parts Co.	81	3
J.C. Penney Co., Inc.	109	3
Kohl’s Corp. *	164	9
Limited Brands, Inc.	165	3
Lowe’s Cos., Inc.	739	17
Macy’s, Inc.	256	4
Nordstrom, Inc.	103	4
O’Reilly Automotive, Inc. *	100	4
Office Depot, Inc. *	139	1
Priceline.com, Inc. *	20	4
RadioShack Corp.	11	—
Ross Stores, Inc.	100	4
Sears Holdings Corp. *	48	4
Staples, Inc.	345	8
Target Corp.	418	20
The Gap, Inc.	271	6
The Home Depot, Inc.	900	26
The Sherwin-Williams Co.	53	3
The TJX Cos., Inc.	217	8
Tiffany & Co.	68	3

		185

Semiconductors & Semiconductor Equipment 0.4%

Advanced Micro Devices, Inc. *	228	2
Altera Corp.	171	4
Analog Devices, Inc.	174	6
Applied Materials, Inc.	751	10
Broadcom Corp., Class A *	208	7
Intel Corp.	2,784	57
KLA-Tencor Corp.	95	3
Linear Technology Corp.	144	4
LSI Corp. *	186	1
MEMC Electronic Materials, Inc. *	100	1
Microchip Technology, Inc.	100	3

10 See financial notes

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Micron Technology, Inc. *	320	3
National Semiconductor Corp.	159	2
Novellus Systems, Inc. *	64	2
NVIDIA Corp. *	242	5
Teradyne, Inc. *	94	1
Texas Instruments, Inc.	758	20
Xilinx, Inc.	164	4

		135

Software & Services 1.1%

Adobe Systems, Inc. *	283	10
Affiliated Computer Services, Inc., Class A *	55	3
Akamai Technologies, Inc. *	100	3
Autodesk, Inc. *	110	3
Automatic Data Processing, Inc.	274	12
BMC Software, Inc. *	101	4
CA, Inc.	215	5
Citrix Systems, Inc. *	85	4
Cognizant Technology Solutions Corp., Class A *	120	5
Computer Sciences Corp. *	89	5
Compuware Corp. *	182	1
eBay, Inc. *	546	13
Electronic Arts, Inc. *	143	3
Fidelity National Information Services, Inc.	70	2
Fiserv, Inc. *	88	4
Google, Inc., Class A *	96	59
Intuit, Inc. *	166	5
MasterCard, Inc., Class A	40	10
McAfee, Inc. *	100	4
Microsoft Corp.	4,205	128
Novell, Inc. *	185	1
Oracle Corp.	1,785	44
Paychex, Inc.	159	5
Red Hat, Inc. *	100	3
SAIC, Inc. *	200	4
Salesforce.com, Inc. *	75	5
Symantec Corp. *	494	9
Total System Services, Inc.	100	2
VeriSign, Inc. *	116	3
Visa, Inc., Class A	200	17
Western Union Co.	362	7
Yahoo!, Inc. *	599	10

		393

Technology Hardware & Equipment 1.3%

Agilent Technologies, Inc. *	202	6
Amphenol Corp., Class A	100	5
Apple, Inc. *	402	85
Cisco Systems, Inc. *	2,911	70
Corning, Inc.	731	14
Dell, Inc. *	1,114	16
EMC Corp. *	1,125	20
FLIR Systems, Inc. *	100	3
Harris Corp.	100	5
Harris Stratex Networks, Inc., Class A *	24	—
Hewlett-Packard Co.	1,339	69
International Business Machines Corp.	741	97
Jabil Circuit, Inc.	83	1
JDS Uniphase Corp. *	99	1
Juniper Networks, Inc. *	200	5
Lexmark International, Inc., Class A *	52	1
Molex, Inc.	68	2
Motorola, Inc.	1,183	9
NetApp, Inc. *	178	6
QLogic Corp. *	76	1
QUALCOMM, Inc.	783	36
SanDisk Corp. *	88	3
Sun Microsystems, Inc. *	409	4
Tellabs, Inc. *	214	1
Teradata Corp. *	87	3
Western Digital Corp. *	100	4
Xerox Corp.	440	4

		471

Telecommunication Services 0.4%

American Tower Corp., Class A *	201	9
AT&T, Inc.	2,962	83
CenturyTel, Inc.	150	5
Frontier Communications Corp.	156	1
MetroPCS Communications, Inc. *	100	1
Qwest Communications International, Inc.	736	3
Sprint Nextel Corp. *	1,406	5
Verizon Communications, Inc.	1,385	46
Windstream Corp.	189	2

		155

Transportation 0.3%

Burlington Northern Santa Fe Corp.	176	17
C.H. Robinson Worldwide, Inc.	100	6
CSX Corp.	207	10
Expeditors International of Washington, Inc.	100	4
FedEx Corp.	143	12
Norfolk Southern Corp.	196	10
Ryder System, Inc.	29	1
Southwest Airlines Co.	337	4
Union Pacific Corp.	251	16
United Parcel Service, Inc., Class B	517	30

		110

Utilities 0.5%

Allegheny Energy, Inc.	78	2
Ameren Corp.	96	3
American Electric Power Co., Inc.	187	6
CenterPoint Energy, Inc.	147	2
CMS Energy Corp.	105	2
Consolidated Edison, Inc.	117	5
Constellation Energy Group, Inc.	85	3
Dominion Resources, Inc.	278	11
DTE Energy Co.	85	4
Duke Energy Corp.	587	10
Edison International	155	5

See financial notes 11

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Entergy Corp.	98	8
EQT Corp.	100	4
Exelon Corp.	316	15
FirstEnergy Corp.	157	7
FPL Group, Inc.	190	10
Integrys Energy Group, Inc.	15	1
Nicor, Inc.	32	1
NiSource, Inc.	130	2
Northeast Utilities	100	2
Pepco Holdings, Inc.	100	2
PG&E Corp.	163	7
Pinnacle West Capital Corp.	47	2
PPL Corp.	179	6
Progress Energy, Inc.	120	5
Public Service Enterprise Group, Inc.	236	8
Questar Corp.	80	3
SCANA Corp.	100	4
Sempra Energy	123	7
Southern Co.	351	12
TECO Energy, Inc.	99	2
The AES Corp. *	312	4
Wisconsin Energy Corp.	100	5
Xcel Energy, Inc.	192	4

		174

Total Common Stock (Cost $3,158)		4,906

Other Investment Companies 84.6% of net assets
Schwab International Index Fund (a)	429,352	7,136
Schwab S&P 500 Index Fund (a)	552,487	9,580
Schwab Small-Cap Index Fund (a)	429,941	7,215
Schwab Total Bond Market Fund (a)	596,749	5,341
Schwab Value Advantage Money Fund, Select Shares (a)	1,083,965	1,084

Total Other Investment Companies (Cost $29,625)		30,356

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.6% of net assets

Time Deposit 1.6%

Wells Fargo, Grand Cayman Time Deposit 0.03%, 01/04/10	558	558

Total Short-Term Investment (Cost $558)		558

End of Investments.

(All dollar amounts are x 1,000.)

At 12/31/09, the tax basis cost of the fund’s investments was $33,999 and the unrealized appreciation and depreciation were $3,336 and ($1,515), respectively, with a net unrealized appreciation of $1,821.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
REIT — Real Estate Investment Trust

12 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000.

Assets
Investments in affiliated underlying funds and stocks, at value (cost $29,628)		30,365
Investments in unaffiliated issuer, at value (cost $3,713)	+	5,455

Total investments, at value (cost $33,341)		35,820
Receivables:
Investments sold		100
Fund shares sold		1
Dividends		22
Prepaid expenses	+	1

Total assets		35,944

Liabilities
Payables:
Investments bought		17
Investment adviser and administrator fees		1
Accrued expenses	+	40

Total liabilities		58

Net Assets
Total assets		35,944
Total liabilities	—	58

Net assets		$35,886
Net Assets by Source
Capital received from investors		36,147
Net investment income not yet distributed		632
Net realized capital losses		(3,372)
Net unrealized capital gains		2,479

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$35,886		2,678		$13.40

See financial notes 13

 Schwab MarketTrack Growth Portfolio II

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds and stocks		$689
Dividends received from unaffiliated issuers	+	99

Total investment income		788

Net Realized Gains and Losses
Net realized losses on sales of affiliated underlying funds		(1,841)
Net realized gains on unaffiliated investments	+	3

Net realized losses		(1,838)

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds and stocks		7,103
Net unrealized gains on unaffiliated investments	+	914

Net unrealized gains		8,017

Expenses
Investment adviser and administrator fees		137
Transfer agent and shareholder service fees		4
Professional fees		37
Portfolio accounting fees		22
Shareholder reports		17
Trustees’ fees		16
Custodian fees		5
Other expenses	+	2

Total expenses		240
Expense reduction by adviser and Schwab	—	84

Net expenses		156

Increase (Decrease) in Net Assets from Operations
Total investment income		788
Net expenses	—	156

Net investment income		632
Net realized losses		(1,838)
Net unrealized gains	+	8,017

Increase in net assets from operations		$6,811

14 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	1/1/08-12/31/08
Net investment income		$632	$913
Net realized losses		(1,838)	(1,317)
Net unrealized gains (losses)	+	8,017	(14,556)

Increase (decrease) in net assets from operations		6,811	(14,960)

Distributions to shareholders
Distributions from net investment income		912	1,019
Distributions from net realized gains	+	—	1,683

Total distributions		$912	$2,702

Transactions in Fund Shares

		1/1/09-12/31/09		1/1/08-12/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		357	$4,183	326	$4,904
Shares reinvested		69	912	250	2,702
Shares redeemed	+	(496)	(5,590)	(538)	(7,582)

Net transactions in fund shares		(70)	($495)	38	$24

Shares Outstanding and Net Assets

		1/1/09-12/31/09		1/1/08-12/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,748	$30,482	2,710	$48,120
Total increase or decrease	+	(70)	5,404	38	(17,638)

End of period		2,678	$35,886	2,748	$30,482

Net investment income not yet distributed			$632		$912

See financial notes 15

 Schwab MarketTrack Growth Portfolio II

Financial Notes

1. Business Structure of the Fund:

Schwab MarketTrack Growth Portfolio II is a series of Schwab Annuity Portfolios, (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the portfolios in the trust including the portfolio discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

The Schwab MarketTrack Growth Portfolio II is primarily a “fund of funds” as it invests a major portion of its assets in a combination of other Schwab Funds (underlying funds) to achieve its investment objectives and maintain its asset allocation. In addition, the portfolio may purchase individual securities to achieve their investment objectives. The portfolio bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net assets value of the underlying fund.

Schwab MarketTrack Growth Portfolio II offers one share class. Shares are bought and sold at net asset value, or closing NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The portfolio is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The portfolio maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the portfolio may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:
       (All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the portfolio uses in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America. For more information about the underlying funds’ operations and policies, please refer to those funds’ annual and/or semi-annual reports which are filed with Securities Exchange Commission (“SEC”) and available at www.schwabfunds.com

(a) Security Valuation:

The portfolio values the securities in its portfolio every business day. The portfolio uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value the portfolio’s securities when market prices are not “readily available” or are unreliable. For example, a portfolio may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price or when a security’s primary trading market is closed during regular market hours. Each portfolio makes fair value determinations in good faith in accordance with the portfolio’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the portfolio pursuant to the procedures.

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

16

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The portfolio adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the portfolio determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The portfolio does not adjust the quoted price for such instruments, even in situations where the portfolio holds a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the portfolio values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the portfolio’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the portfolio uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the portfolio in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the portfolio in the absence of market information. Assumptions used by the portfolio due to the lack of observable inputs may significantly impact the resulting fair value and therefore the portfolio’s results of operations.

 17

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the portfolios’ investments as of December 31, 2009:

Schwab MarketTrack Growth Portfolio II

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$4,906	$—	$—	$4,906
Other Investment Companies	30,356	—	—	30,356
Short-Term Investments	—	558	—	558

Total	$35,262	$558	$—	$35,820

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The portfolio does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the portfolio records certain foreign security dividends on the day it learns of the ex-dividend date.

(d) Expenses:

Expenses that are specific to a portfolio are charged directly to the portfolio. Expenses that are common to all portfolios within the trust generally are allocated among the portfolios in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The portfolio makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, portfolio management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(g) Federal Income Taxes:

The portfolio intends to meet federal income tax requirements for regulated investment companies. Accordingly, the portfolio distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance

18

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

company’s (shareholders) separate accounts each year. As long as the portfolio meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the portfolio’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the portfolio. In addition, in the normal course of business the portfolio enters into contracts with its vendors and others that provide general indemnifications. The portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the portfolio. However, based on experience, the portfolio expects the risk of loss to be remote.

3. Risk Factors:

Investing in the portfolio and the underlying funds may involve certain risks, as discussed in the portfolio’s prospectus, including, but not limited to, those described below:

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

The portfolio’s asset and stock allocations can have a substantial effect on performance. The risks and returns of different classes of assets and different segments of the stock market can vary over the long-term and the short-term. Because the portfolio will maintain exposure to bonds as well as stocks, the portfolio will be hurt by poor performance in either market. Also, because it does not intend to make strategic changes in its allocation, the portfolio’s performance may be hurt during times when segments emphasized by its target allocation are out of favor.

Many of the risks of the portfolio are associated with its investments in underlying stock and bond index funds. The portfolio’s underlying index funds seek to track the performance of various segments of the stock or bond market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, take steps to reduce market exposure or to lessen the effects of a declining market. While the portfolio’s underlying funds seek to track the returns of various indices, in each case an underlying fund’s performance normally is below that of the index. This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced. The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. The portfolio’s performance also could be affected if an issuer or guarantor of a bond held by the portfolio fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to its issuer’s ability to make timely payments or otherwise honor its obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy. Mortgage-or asset-backed securities are subject to the risk that these bonds may be paid off earlier or later than expected. Either situation could cause the portfolio to hold securities paying lower than market rates of interest, which could hurt the portfolio’s yield or share price. Also, bonds of foreign issuers may be more volatile than those of comparable bonds from U.S. issuers, for reasons ranging from limited issuer information to the risk of political upheaval. The portfolio’s use of mortgage dollar rolls could cause the portfolio to lose money if the price of the mortgage-backed securities sold fall below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

 19

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

3. Risk Factors (continued):

Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — the portfolio’s performance also will lag these investments.

The portfolio’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The portfolio may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities’ markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

Please refer to the portfolio’s prospectus for a complete description of the principal risks of investing in the portfolio.

4. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the portfolio’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the portfolio, the investment adviser is entitled to receive an annual fee payable monthly based on the portfolio’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.44%
Over $500 million	0.39%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and was the trust’s transfer agent until June 30, 2009. Schwab did not charge the portfolio for transfer agent fees. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the portfolio. Prior to July 1, 2009, BFDS served as the portfolio’s sub-transfer agent.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the portfolio to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.50% through April 29, 2011, which may only be amended or terminated with the approval of the portfolio’s board of trustees.

The portfolio may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the portfolio may invest in other related funds. As of December 31, 2009, the percentages of shares of other related funds owned by the MarketTrack Growth Portfolio II Fund are:

Schwab Equity Index Funds:
S&P 500 Index Fund	0.1%
International Index Fund	0.5%
Small-Cap Index Fund	0.6%
Schwab Bond Funds:
Total Bond Market Fund	0.6%
Schwab Money Funds:
Value Advantage Money Fund	0%	*

*	Less than 0.1%.

20

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

The portfolio may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2009, the portfolio had no security transactions with other Schwab Funds.

Below is a summary of the affiliated transactions for each underlying fund during the period ended December 31, 2009:

						Realized	Distributions
	Balance of	Gross	Gross	Balance of	Market	Gain (Loss)	Received*
	Shares Held	Additions	Sales	Shares Held	Value at	1/1/2009 to	1/1/2009 to
Underlying Fund	at 12/31/08	12/31/09	12/31/09	at 12/31/09	12/31/09	12/31/09	12/31/09

Schwab S&P 500 Index Fund, Select Shares	0	587,400	34,913	552,487	9,580	(116)	133
Schwab International Index Fund	478,504	11,191	60,343	429,352	7,136	(268)	184
Schwab Small-Cap Index Fund, Select Shares	515,008	35,768	120,835	429,941	7,215	(936)	65
Schwab Total Bond Market Fund	499,006	200,373	102,630	596,749	5,341	(113)	178
Schwab Value Advantage Money Fund, Select Shares	1,082,390	1,575	—	1,083,965	1,084	—	3
Schwab Institutional Select S&P 500 Fund	1,140,018	96,568	1,236,586	—	—	(408)	126
The Charles Schwab Corp.	488	—	—	488	9	—	—

Total					$30,365	($1,841)	$689

*	Distributions received include distributions from net investment income and from capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the portfolio may enter into interfund borrowing and lending transactions with other Schwab Portfolios. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the portfolio during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but the trust did pay non-interested persons (independent trustees), as noted in the portfolio’s Statement of Operations.

6. Borrowing from Banks:

The portfolio may borrow money from banks and custodians. The portfolio covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brother Harriman. The portfolio pays interest on the amounts they borrow at rates that are negotiated periodically. The portfolio also pays an annual fee to State Street Bank and Trust Company for the uncommitted line of credit.

There was no borrowing from the lines of credit for the portfolio during the period. However, certain portfolios utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

 21

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

7. Purchases and Sales of Investment Securities:
       (All dollar amounts are x 1,000)

For the period ended December 31, 2009, purchases and sales of securities (excluding short-term obligations) were as follows:

Purchases	Sales/Maturities
of Securities	of Securities

$3,567	$4,769

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

As of December 31, 2009, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$631
Undistributed long-term capital gains	—
Unrealized appreciation	3,336
Unrealized depreciation	(1,515)
Other unrealized appreciation/ (depreciation)	—
Net unrealized appreciation/(depreciation)	$1,821

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31,2009, the portfolio had capital loss carry forwards available to offset net capital gains before the expiration dates:

Expiration Date
December 31, 2016	$537
December 31, 2017	2,119
Total	$2,656

For tax purposes, realized net capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2009, the portfolio had deferred realized net capital losses of $57 and there were no capital losses being utilized to offset capital gains.

The tax-basis components of distributions for the period ended December 31, 2009 were:

	Current period distributions	Prior period distributions

Ordinary income	$912	$1,067
Long-term capital gains	—	1,635
Return of capital	—	—

Distributions paid to participating insurance company’s separate account are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to wash sales and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming participating insurance company’s separate accounts as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2009, the fund did not make any reclassifications.

As of December 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the portfolio, and has determined

22

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

8. Federal Income Taxes (continued):
       (All dollar amounts are x 1,000)

that no provision for income tax is required in the portfolio’s financial statements. The portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2009, the portfolio did not incur any interest or penalties. The portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

9. Subsequent Events:

As of February 16, 2010, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

 23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab MarketTrack Growth Portfolio II

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack Growth Portfolio II (one of the portfolios constituting The Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2010

24

Other Federal Tax Information, (unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, 43% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2009, qualify for the corporate dividends received deduction.

 25

Results of Proxy Voting, (unaudited)

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For

Charles R. Schwab	184,679,079.16	6,508,951.44	96.60%
Walter W. Bettinger, II	184,472,136.41	6,708,894.20	96.49%
Mariann Byerwalter	183,227,393.65	7,953,636.95	95.84%
John F. Cogan	180,440,376.36	10,740,654.24	94.38%
William A. Hasler	181,409,969.33	9,771,061.27	94.89%
Gerald B. Smith	182,177,302.50	9,003,728.10	95.29%
Donald R. Stephens	181,675,386.41	9,505,644.19	95.03%
Joseph H. Wender	184,274,991.24	6,906,039.36	96.39%
Michael W. Wilsey	182,296,457.50	8,484,573.10	95.56%

26

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex included 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Board 1—Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University.	77	Board 1—Director, Gilead Sciences, Inc. Board 2—Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley; Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals); Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	77	Board 1—Director, Mission West Properties Board 2—Director, TOUSA Board 3—Director, Harris-Stratex Networks Board 4—Director, Globalstar, Inc. Board 5—Director, Ditech Networks

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors).	77	Board 1—Lead Independent Director, Board of Cooper Industries Board 2—Director and Chairman of the Audit Committee of Oneok Partners LP Board 3—Director, Oneok, Inc.

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D.R. Stephens & Company (investments); Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	77	None

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (2008 – present); Senior Director, Chairman of the Finance Committee, GSC Group, until December 2007; General Partner, Goldman Sachs & Co., Inc. until June 2005.	77	Board 1—Director and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 27

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

28

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc. (2004 – present); President and Chief Executive Officer (2008 – present) and Chief Investment Officer (2006 – present), Laudus Trust and Laudus Institutional Trust; Senior Vice President and Chief Investment Officer, Schwab Strategic Trust (Oct. 2009 – present).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 29

30

Money Market
Schwab Money Market Portfoliotm

Money Market Annual report dated December 31, 2009

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

Karen Wiggan, a managing director and portfolio manager of the investment adviser, is responsible for the overall management of the portfolio. She joined the firm in 1987 and has worked in fixed-income portfolio management since 1991.

The Investment Environment

Investment conditions in the U.S. financial markets improved notably by the latter part of the reporting period. Although the overall climate of economic recession persisted, investor confidence strengthened as signs of improvement emerged. Broad-market equity indices, such as the S&P 500® Index and Russell 1000® Index, displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX)—a measure of U.S. stock market price fluctuations—declined through the end of the period, settling at around 20 in December after reaching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Through the end of 2009, the Treasury yield curve for maturities of one year and longer remained higher than for shorter maturities. From a policy perspective, the need for economic stability and stimulus measures declined by the end of the year, and many liquidity programs were discontinued.

Major economic indicators, such as unemployment, Gross Domestic Product (GDP), and consumer confidence, showed that a full economic recovery had yet to materialize, despite some signs of improvement. The U.S. unemployment rate increased from 7.7% in January of 2009 to 10% in December, but monthly job losses moderated substantially during the second half of the year. GDP—the output of goods and services produced by labor and property located in the United States—rose 2.2% in the third quarter of 2009, after rising 0.7% in the prior quarter. The third quarter GDP gain was primarily attributable to increases in personal consumption expenditures, exports, private inventory investment, federal government spending, and residential fixed investment, according to the Bureau of Economic Analysis. The Conference Board’s Consumer Confidence Index rose to 52.9 in December from 50.6 one month earlier, after dipping to a record low of 25.0 in February. The Conference Board cited a more optimistic outlook for business and labor market conditions as the reason for the rise.

In this environment, yields on most taxable and municipal money funds were extremely low during the reporting period when compared to historical averages. Money funds that invested exclusively in U.S. Treasury securities or other government-backed assets had the lowest yields. Strong demand for so-called “safe assets”, such as U.S. Treasuries and highly rated short-term commercial paper, in conjunction with a 0% to 0.25% target on the Federal Funds Rate acted to dampen yields on money fund eligible assets. At the close of the period, 3-month Treasuries yielded 0.06% and 2-year Treasuries yielded 1.14%.

Though yields remained depressed, the Federal Reserve signaled that lending and liquidity conditions were beginning to improve by announcing the closure of some emergency lending programs. The Term Securities Lending Facility, which lent Treasury securities to primary dealers, is scheduled to be discontinued on February 1, 2010, along with many other similar programs, including the Asset-Backed Commercial Paper Money Market Mutual Fund Liquidity Facility and the Commercial Paper Funding Facility. The Federal Reserve is also in the process of winding down its Term Auction Facility, which was designed to provide cash to commercial lenders. Additionally, the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds expired on September 18, 2009. No money market funds needed to draw on the insurance provided by this program.

Schwab Money Market Portfolio 1

The Investment Environment continued

On January 27, 2010, shortly after the reporting period ended, the U.S. Securities and Exchange Commission (SEC) approved new rules intended to increase the resilience of money market funds to economic stresses. The new rules require that money market funds increase liquidity and lower the ceiling on Weighted Average Maturity (WAM), among other changes. The final rules are expected to be published in the Federal Register in the near future.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Money Market Portfolio

Schwab Money Market Portfolio™

The Schwab Money Market Portfolio provided safety and liquidity to shareholders throughout the reporting period. During the year, there was a 35% decline in agency discount note issuance by Freddie Mac, Fannie Mae and the Federal Home Loan Banks. The reduction in supply, along with continued high demand, led to a decline in yields for short term agency securities. The fund’s low yield was a product of these low yielding discount notes in combination with a historically low interest rate environment. Furthermore, Charles Schwab & Co., Inc. and the fund’s investment adviser voluntarily waived certain fees or expenses to maintain a positive net yield.* For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

The fund’s Weighted Average Maturity (WAM)—an indication of the portfolio’s sensitivity to interest rate changes—ranged between 34 and 65 days (from 12/31/08-12/31/09). Generally, government agencies further reduced their issuance at year end. As a result, the WAM for the fund was shortened.

As of 12/31/09:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	31.9%
16-30 Days	11.3%
31-60 Days	22.6%
61-90 Days	23.0%
91-120 Days	8.7%
More than 120 Days	2.5%

 Statistics

Weighted Average Maturity[2]	45 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type4

% of Investments

Government Agency	78.1%
Repurchase Agreements	18.8%
Commercial Paper (CP)
Asset Backed CP5	3.1%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Schwab and the investment adviser may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.
[4]	Portfolio Composition is calculated using the Par Value of Investments.
[5]	Includes paper issued by Straight A Funding LLC, which the U.S. Securities and Exchange Commission (SEC) has stated is permissible for money market funds to treat as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

Schwab Money Market Portfoliotm 3

Performance and Fund Facts as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields1,2

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money
Market Portfolio
Seven-Day Yield	0.01%

Seven-Day Effective Yield	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Schwab and the investment adviser have voluntarily waived expenses to maintain a positive net yield for the fund (voluntary expense waiver). Without the voluntary expense waiver, the fund’s yield would have been lower. The voluntary expense waiver added 0.28% to the seven-day yield. Please see Note 5 in the Financial Notes section for additional details.

4 Schwab Money Market Portfoliotm

Fund Expenses (unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2009 and held through December 31, 2009.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/09	at 12/31/09	7/1/09–12/31/09

Schwab Money Market Portfoliotm
Actual Return	0.24%	$1,000	$1,000.10	$1.21
Hypothetical 5% Return	0.24%	$1,000	$1,024.00	$1.22

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights, which cover a twelve-month period.

[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Money Market Portfolio 5

Schwab Money Market Portfoliotm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.05	0.05	0.03
Net realized and unrealized gains (losses)	0.00	[1]	—	—	—	—

Total from investment operations	0.00	[1]	0.02	0.05	0.05	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.05)	(0.05)	(0.03)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00

Total return (%)	0.10		2.12	4.74	4.61	2.75

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.34	[2]	0.42	0.44	0.46	0.47
Gross operating expenses	0.47		0.42	0.44	0.46	0.47
Net investment income (loss)	0.12		2.06	4.62	4.55	2.74
Net assets, end of period ($ x 1,000,000)	163		268	215	159	133

1 Per-share amount was less than $0.01.
2 The ratio of net operating expenses would have been 0.31% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

6 See financial notes

 Schwab Money Market Portfolio

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

77.1%	Federal Agency Securities	125,946	125,946
3.1%	Fixed-Rate Obligations	4,999	4,999
18.5%	Other Investment	30,215	30,215

98.7%	Total Investments	161,160	161,160
1.3%	Other Assets and Liabilities, Net		2,093

100.0%	Net Assets		163,253

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Federal Agency Securities 77.1% of net assets

Fixed-Rate Coupon Notes 7.3%

Fannie Mae
0.08%, 01/15/10	3,000	3,008
Federal Home Loan Bank
0.19%, 01/08/10	1,700	1,701
0.20%, 02/09/10	4,000	4,003
0.53%, 10/20/10	1,000	1,000
Freddie Mac
0.33%, 02/09/10	2,270	2,281

		11,993

Fixed-Rate Discount Notes 68.6%

Fannie Mae
0.16%, 01/04/10	1,000	1,000
0.12%, 01/15/10	1,000	1,000
0.40%, 01/15/10	2,000	2,000
0.41%, 01/15/10	1,000	1,000
0.16%, 01/19/10	2,376	2,376
0.12%, 01/22/10	1,825	1,825
0.30%, 01/25/10	1,410	1,410
0.11%, 01/27/10	3,000	3,000
0.45%, 02/01/10	1,900	1,899
0.07%, 02/03/10	4,000	4,000
0.25%, 02/22/10	2,035	2,034
0.40%, 04/01/10	1,071	1,070
0.18%, 04/14/10	2,700	2,699
0.20%, 04/14/10	2,000	1,999
0.16%, 04/19/10	3,100	3,098
Federal Farm Credit Bank
0.23%, 02/12/10	2,680	2,679
0.11%, 04/12/10	2,500	2,499
Federal Home Loan Bank
0.10%, 01/11/10	1,100	1,100
0.26%, 01/13/10	3,500	3,500
0.40%, 01/13/10	1,000	1,000
0.31%, 01/14/10	1,500	1,500
0.28%, 01/19/10	1,000	1,000
0.15%, 02/05/10	1,700	1,700
0.09%, 02/12/10	2,863	2,863
0.10%, 02/12/10	3,000	3,000
0.25%, 02/24/10	1,246	1,245
Freddie Mac
0.11%, 01/04/10	1,000	1,000
0.33%, 01/04/10	2,500	2,500
0.09%, 01/11/10	960	960
0.23%, 01/20/10	2,600	2,600
0.13%, 01/21/10	1,200	1,200
0.30%, 01/21/10	1,500	1,500
0.20%, 01/26/10	3,300	3,299
0.11%, 02/02/10	1,958	1,958
0.11%, 02/05/10	2,000	2,000
0.15%, 02/16/10	2,413	2,412
0.13%, 02/22/10	1,300	1,300
0.14%, 03/02/10	2,300	2,299
0.14%, 03/05/10	2,400	2,399
0.14%, 03/09/10	1,300	1,300
0.15%, 03/09/10	1,200	1,200
0.17%, 03/16/10	1,425	1,424
0.15%, 03/24/10	1,000	1,000
0.20%, 03/29/10	3,300	3,298
0.26%, 03/29/10	1,900	1,899
0.16%, 03/31/10	2,295	2,294
0.19%, 04/20/10	1,000	999
0.19%, 04/21/10	1,610	1,609
0.20%, 05/03/10	1,514	1,513
0.47%, 05/05/10	1,500	1,497
Tennessee Valley Authority
0.08%, 03/18/10	16,000	15,997

		111,953

Variable-Rate Coupon Note 1.2%

Freddie Mac
0.22%, 03/24/10	2,000	2,000

Total Federal Agency Securities (Cost $125,946)		125,946

Fixed-Rate Obligations 3.1% of net assets

Commercial Paper & Other Corporate Obligations 3.1%

Straight A Funding, L.L.C.
0.20%, 02/02/10 (a)(b)(c)(d)	3,000	3,000

See financial notes 7

 Schwab Money Market Portfolio

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.18%, 03/08/10 (a)(b)(c)(d)	2,000	1,999

Total Fixed-Rate Obligations (Cost $4,999)		4,999

Issuer	Face/Maturity Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investment 18.5% of net assets

Repurchase Agreements 18.5%

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $30,823
0.00%, issued 12/31/09,
due 01/04/10	30,215	30,215

Total Other Investment (Cost $30,215)		30,215

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/09, the tax basis cost of the fund’s investments was $161,160.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,999 or 3.1% of net assets.
(d)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

8 See financial notes

 Schwab Money Market Portfolio

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$130,945
Repurchase agreements, at cost and value	+	30,215

Total investments, at cost and value		161,160
Receivables:
Fund shares sold		2,057
Interest		212
Prepaid expenses	+	3

Total assets		163,432

Liabilities
Payables:
Investment adviser and administrator fees		1
Fund shares redeemed		141
Accrued expenses	+	37

Total liabilities		179

Net Assets
Total assets		163,432
Total liabilities	—	179

Net assets		$163,253
Net Assets by Source
Capital received from investors		163,195
Net investment income not yet distributed		58

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$163,253		163,242		$1.00

See financial notes 9

 Schwab Money Market Portfolio

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Interest		$982

Net Realized Gains and Losses
Net realized gains on investments		58

Expenses
Investment adviser and administrator fees		746
Transfer agent and shareholder service fees		5
Temporary Guarantee Program expense (Note 4)		71
Portfolio accounting fees		43
Shareholder reports		42
Professional fees		37
Trustees’ fees		37
Custodian fees		9
Other expenses	+	4

Total expenses		994
Expense reduction by adviser and Schwab	—	272

Net expenses		722

Increase (Decrease) in Net Assets from Operations
Total investment income		982
Net expenses	—	722

Net investment income		260
Net realized gains	+	58

Increase in net assets from operations		$318

10 See financial notes

 Schwab Money Market Portfolio

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	1/1/08-12/31/08
Net investment income		$260	$4,967
Net realized gains	+	58	—

Increase in net assets from operations		318	4,967

Distributions to Shareholders
Distributions from net investment income		260	4,967

Transactions in Fund Shares*
Shares sold		97,361	238,748
Shares reinvested		260	4,967
Shares redeemed	+	(202,445)	(191,099)

Net transactions in fund shares		(104,824)	52,616

Net Assets
Beginning of period		268,019	215,403
Total increase or decrease	+	(104,766)	52,616

End of period		$163,253	$268,019

Net investment income not yet distributed		$58	$-

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 11

 Schwab Money Market Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab Money Market Portfolio is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the portfolios in the trust including the portfolio discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

Schwab Money Market Portfolio offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The portfolio is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The portfolio maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the portfolio may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the portfolio uses in the preparation of its financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the portfolio are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The portfolio adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the portfolio determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The portfolio does not adjust the quoted price for such instruments, even in situations where the portfolio holds a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours

12

 Schwab Money Market Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

before the portfolio values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money portfolios operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the portfolio’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the portfolio uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the portfolio in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the portfolio in the absence of market information. Assumptions used by the portfolio due to the lack of observable inputs may significantly impact the resulting fair value and therefore the portfolio’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2009, all of the portfolio’s investment securities were classified as Level 2. The breakdown of the portfolio’s investments into major categories is disclosed on the portfolio holdings.

(b) Portfolio Investments:

Delayed-Delivery: The portfolio may buy securities on a delayed-delivery basis. In these transactions, the portfolio agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the portfolio could end up paying more for the security than its market value at the time of settlement. The portfolio has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Repurchase Agreements: The portfolio may enter into repurchase agreements. In a repurchase agreement, a portfolio buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. All collateral is held by the portfolio’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the portfolio buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The portfolio then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the portfolio amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a portfolio are charged directly to the portfolio. Expenses that are common to all portfolios within the trust generally are allocated among the portfolios in proportion to their average daily net assets.

 13

 Schwab Money Market Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(f) Distributions to Shareholders:

The portfolio declares distributions from net investment income, if any, every day it is open for business. These distributions are paid out to the insurance company separate accounts once a month. The portfolio makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The portfolio has an arrangement with its custodian bank, State Street Bank and Trust Company, under which the portfolio receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the portfolio’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, portfolio management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The portfolio intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the portfolio distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company’s (shareholders) separate accounts each year. As long as the portfolio meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the portfolio’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the portfolio. In addition, in the normal course of business the portfolio enters into contracts with its vendors and others that provide general indemnifications. The portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the portfolio. However, based on experience, the portfolio expects the risk of loss to be remote.

3. Risk Factors:

Investing in the portfolio may involve certain risks, as discussed in the portfolio’s prospectus, including, but not limited to, those described below:

Interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, the portfolio’s yield will change over time. During periods when interest rates are low, the portfolio’s yield (and total return) also will be low. An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the portfolio. The portfolio could lose money or underperform as a result of a default on the part of a portfolio investment. The additional risks of any foreign investments are due to reasons ranging from lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the portfolio invests in are not backed by the full faith and credit of the United States. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. The manager’s maturity decisions also will affect the portfolio’s yield, and in unusual circumstances potentially affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the portfolio’s yield at times could lag those of other money market portfolios. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the portfolio’s prospectus for a complete description of the principal risks of investing in the portfolio.

14

 Schwab Money Market Portfolio

Financial Notes (continued)

4. U. S. Treasury Temporary Guarantee Program:
       (All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of the Temporary Guarantee Program for Money Market Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008 and was extended for additional terms through September 18, 2009 (the “Program Extensions”). The Program expired on September 18, 2009. The Schwab Money Market Portfolio, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods. The portfolio paid $25 to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the portfolio paid $74 to participate in the Program Extensions, which covered the period December 19, 2008 through September 18, 2009. The cost of participating in the Program and Program Extensions was borne by each participating portfolio and was not subject to any expense limitation or reimbursement agreement.

5. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the portfolio’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the portfolio, the investment adviser is entitled to receive an annual fee payable monthly based on the portfolio’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and was the trust’s transfer agent until June 30, 2009. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the portfolio. Prior to July 1, 2009, BFDS served as the portfolio’s sub-transfer agent.

Contractual Expense Limitation

Although the foregoing agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement with the portfolio to limit the total annual fund operating expenses, excluding interest, taxes, costs of participating in the U.S. Treasury Temporary Guarantee Program, and certain non-routine expenses to 0.50% through April 29, 2011, which may only be amended or terminated with the approval of the portfolio’s Board of Trustees.

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreement noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the portfolio. Schwab and the investment adviser may recapture from the portfolio any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the portfolio to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any operating expense limitations in effect at the time of such payment. This recapture could negatively affect the portfolio’s future yield.

As of December 31, 2009 the balance of recoupable expenses is as follows:

Schwab
Expiration Date	Money Market Portfolio

December 31, 2012	$267

 15

 Schwab Money Market Portfolio

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

The portfolio may engage in direct transactions with certain other Schwab Funds when practical. When one portfolio is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2009, the portfolio had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the portfolio may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the portfolio during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the portfolio’s Statement of Operations.

7. Borrowing from Banks:

The portfolio may borrow money from banks and custodians. The portfolio has custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The portfolio pays interest on the amounts it borrows at rates that are negotiated periodically. The portfolio also pays an annual fee to State Street Bank and Trust Company for the committed line of credit.

There was no borrowing from the lines of credit for the portfolio during the period. However, certain portfolios utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$58

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2009, the portfolio had no capital loss carry forwards available to offset net capital gains before the expiration dates.

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. For the period ended December 31, 2009, the portfolio had no deferred realized net capital losses and the capital losses utilized to offset capital gains were $0*.

*	The amount was less than $1,000.

The tax-basis components of distributions paid during the current and prior periods were:

	Current period distributions	Prior period distributions

Ordinary income	$260	$4,967
Long-term capital gains	—	—
Return of capital	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due

16

 Schwab Money Market Portfolio

Financial Notes (continued)

8. Federal Income Taxes (continued):
       (All dollar amounts are x 1,000)

primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the portfolio for financial reporting purposes. The portfolio may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2009, the portfolio made the following reclassifications:

Capital shares	$—
Undistributed net investment income	58
Net realized capital gains (losses)	(58)

As of December 31,2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the portfolio, and has determined that no provision for income tax is required in the portfolio’s financial statements. The portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2009, the portfolio did not incur any interest or penalties. The portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

9. Subsequent Events:

As of February 16, 2010, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

 17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Portfolio (one of the portfolios constituting The Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2010

18

Results of Proxy Voting, (unaudited)

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For

Charles R. Schwab	184,679,079.16	6,508,951.44	96.60%
Walter W. Bettinger, II	184,472,136.41	6,708,894.20	96.49%
Mariann Byerwalter	183,227,393.65	7,953,636.95	95.84%
John F. Cogan	180,440,376.36	10,740,654.24	94.38%
William A. Hasler	181,409,969.33	9,771,061.27	94.89%
Gerald B. Smith	182,177,302.50	9,003,728.10	95.29%
Donald R. Stephens	181,675,386.41	9,505,644.19	95.03%
Joseph H. Wender	184,274,991.24	6,906,039.36	96.39%
Michael W. Wilsey	182,296,457.50	8,484,573.10	95.56%

 19

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex included 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Board 1—Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University.	77	Board 1—Director, Gilead Sciences, Inc. Board 2—Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley; Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals); Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	77	Board 1—Director, Mission West Properties Board 2—Director, TOUSA Board 3—Director, Harris-Stratex Networks Board 4—Director, Globalstar, Inc. Board 5—Director, Ditech Networks

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors).	77	Board 1—Lead Independent Director, Board of Cooper Industries Board 2—Director and Chairman of the Audit Committee of Oneok Partners LP Board 3—Director, Oneok, Inc.

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D.R. Stephens & Company (investments); Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	77	None

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (2008 – present); Senior Director, Chairman of the Finance Committee, GSC Group, until December 2007; General Partner, Goldman Sachs & Co., Inc. until June 2005.	77	Board 1—Director and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

20

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

 21

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc. (2004 – present); President and Chief Executive Officer (2008 – present) and Chief Investment Officer (2006 – present), Laudus Trust and Laudus Institutional Trust; Senior Vice President and Chief Investment Officer, Schwab Strategic Trust (Oct. 2009 – present).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

22

 23

Large-Cap Blend
Schwab S&P 500 Index Portfolio

Large-Cap Annual report dated December 31, 2009

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

The Investment Environment

Investment conditions in the global financial marketplace improved markedly by the latter part of the reporting period. Although the overall climate of economic recession persisted, investor confidence strengthened as signs of improvement emerged. Domestic and international equity indices, such as the S&P 500® Index and the MSCI EAFE® Index, displayed meaningful gains since their March lows which helped to reduce earlier losses and produce positive 12-month returns. On the fixed income side, yields remained low on government backed securities, but leading broad market municipal and taxable bond indices were positive for the year.

Major economic indicators, such as unemployment, Gross Domestic Product (GDP), and consumer confidence, showed that a full economic recovery had yet to materialize, despite some signs of improvement. The U.S. unemployment rate increased from 7.7% in January of 2009 to 10% in December, but monthly job losses moderated substantially during the second half of the year. GDP—the output of goods and services produced by labor and property located in the United States—rose 2.2% in the third quarter of 2009, after rising 0.7% in the prior quarter. The third quarter GDP gain was primarily attributable to increases in personal consumption expenditures, exports, private inventory investment, federal government spending, and residential fixed investment, according to the Bureau of Economic Analysis. The Conference Board’s Consumer Confidence Index rose to 52.9 in December from 50.6 one month earlier, after dipping to a record low of 25.0 in February. The Conference Board cited a more optimistic outlook for business and labor market conditions as the reason for the rise.

The returns of the S&P 500 Index, which is usually seen as a bellwether for financial markets, were positive. For the 12-month reporting period ending December 31, 2009, the S&P 500 Index returned 26.46%. In the index, Information Technology was the strongest performing sector, followed by Materials and Consumer Discretionary. Telecomm Service was the weakest sector, followed by Utilities and Energy. In general, large-cap stocks outperformed small-cap as evidenced by the Russell 1000 Index, which returned 28.43%, compared with the Russell 2000 Index, which returned 27.17%. Looking at the broad market, growth significantly outperformed value—the Russell 3000 Growth Index returned 37.01%, while the Russell 3000 Value Index returned 19.76%. Internationally, emerging markets generally outperformed developed markets—the MSCI Emerging Markets Index returned 79.02%, while the MSCI EAFE Index returned 32.46%.

In the fixed income market, yields were low throughout the period for U.S. Treasury securities, especially those with the shortest maturities. The Barclays Capital U.S. Short Treasury: 9-12 Months returned 0.76%. The broad taxable bond market fared better, benefiting from price recovery on mortgage-backed securities and other assets that were out of favor with investors during the darkest moments of the financial crisis. The Barclays Capital U.S. Aggregate Bond Index returned 5.93%. Returns were also positive in the tax free bond market—the Barclays Capital General Muni Bond Index returned 12.91%. The Federal Open Market Committee reaffirmed on December 16, 2009 that it would continue to hold interest rates at a target range of 0% to 0.25%.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

26.46%	S&P 500® Index: measures U.S. large-cap stocks

27.17%	Russell 2000® Index: measures U.S. small-cap stocks

32.46%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.93%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.15%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab S&P 500 Index Portfolio 1

Portfolio Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment
Management, is responsible for the overall management of the portfolio. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. He joined the firm in 1998 and was named to his current position in 2007.

2 Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio

The Schwab S&P 500 Index Portfolio returned 26.18% for the period, slightly underperforming its benchmark the S&P 500 Index, which returned 26.46%. Unlike the portfolio, the index does not include operational and transactional costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. When looking at returns in the S&P 500 on a sector specific level, Information Technology was the top performing sector, returning 61.72%; the positive performance reflected strong returns from some of the sectors largest names including Microsoft, Apple, and IBM. Materials and Consumer Discretionary also contributed meaningfully to the index’s performance, returning 48.59% and 41.32%, respectively. The index’s weakest performing sectors, Telecommunication Services and Utilities, returned 8.93% and 11.91%, respectively. Compared to the previous period, returns across the board improved substantially.

12/31/09:
 Style Assessment1

 Statistics

Number of Holdings	501
Weighted Average Market Cap ($ x 1,000,000)	$80,871
Price/Earnings Ratio (P/E)	88.9
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	4%

 Sector Weightings % of Investments

Information Technology	20.0%
Financials	14.2%
Health Care	12.7%
Energy	11.4%
Consumer Staples	11.4%
Industrials	10.3%
Consumer Discretionary	9.5%
Utilities	3.7%
Materials	3.5%
Telecommunication Services	3.2%
Other	0.1%
Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	3.3%
Microsoft Corp.	2.4%
Apple, Inc.	1.9%
Johnson & Johnson	1.8%
The Procter & Gamble Co.	1.8%
International Business Machines Corp.	1.7%
JPMorgan Chase & Co.	1.7%
AT&T, Inc.	1.7%
General Electric Co.	1.6%
Chevron Corp.	1.6%
Total	19.5%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio as of 12/31/09, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab S&P 500 Index Portfolio 3

 Schwab S&P 500 Index Portfolio

Performance Summary as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/annuities.

December 31, 1999 – December 31, 2009
Performance of a Hypothetical
$10,000 Investment

 Average Annual Total Returns1,2

Portfolio and Inception Date	1 Year	5 Years	10 Years

Portfolio: Schwab S&P 500 Index Portfolio (11/1/96)	26.18%	0.42%	-1.11%
Benchmark: S&P 500® Index	26.46%	0.42%	-0.95%
Fund Category: Morningstar Large-Cap Blend	27.64%	-0.78%	-1.37%

Portfolio Expense Ratios3: Net 0.28%; Gross 0.34%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

[1]	Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.
[2]	Source for category information: Morningstar, Inc.
[3]	As stated in the prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.

4 Schwab S&P 500 Index Portfolio

Fund Expenses (unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2009 and held through December 31, 2009.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/09	at 12/31/09	7/1/09–12/31/09

Schwab S&P 500 Index Portfolio
Actual Return	0.28%	$1,000	$1,223.70	$1.57
Hypothetical 5% Return	0.28%	$1,000	$1,023.79	$1.43

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights, which cover a twelve-month period.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab S&P 500 Index Portfolio 5

Schwab S&P 500 Index Portfolio

Financial Statements

Financial Highlights

	1/1/09–	1/1/08–	1/1/07–	1/1/06–	1/1/05–
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	13.18	21.37	20.60	18.09	17.56

Income (Loss) from investment operations:
Net investment income (loss)	0.31	0.37	0.39	0.34	0.31
Net realized and unrealized gains (losses)	3.14	(8.18)	0.71	2.48	0.53

Total from investment operations	3.45	(7.81)	1.10	2.82	0.84
Less distributions:
Distributions from net investment income	(0.39)	(0.38)	(0.33)	(0.31)	(0.31)

Net asset value at end of period	16.24	13.18	21.37	20.60	18.09

Total return (%)	26.18	(36.56)	5.34	15.60	4.75

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.28	0.26	0.25	0.28	0.27
Gross operating expenses	0.30	0.26	0.25	0.31	0.30
Net investment income (loss)	2.10	2.10	1.74	1.67	1.59
Portfolio turnover rate	4	3	2	3	4
Net assets, end of period ($ x 1,000,000)	127	105	169	167	157

6 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio by industry classification and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.8%	Common Stock	102,222	126,454
0.1%	Short-Term Investments	164	164

99.9%	Total Investments	102,386	126,618
0.1%	Collateral Invested for Securities on Loan	122	122
0.0%	Other Assets and Liabilities, Net		(1)

100.0%	Net Assets		126,739

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 99.8% of net assets

Automobiles & Components 0.5%

Ford Motor Co. *	36,212	362
Harley-Davidson, Inc.	3,256	82
Johnson Controls, Inc.	7,500	205
The Goodyear Tire & Rubber Co. *	2,500	35

		684

Banks 2.8%

BB&T Corp.	8,820	224
Comerica, Inc.	2,330	69
Fifth Third Bancorp	7,705	75
First Horizon National Corp. *	2,924	39
Hudson City Bancorp, Inc.	6,900	95
Huntington Bancshares, Inc.	4,856	18
KeyCorp	6,600	37
M&T Bank Corp.	1,071	72
Marshall & Ilsley Corp.	3,438	19
People’s United Financial, Inc.	4,600	77
PNC Financial Services Group, Inc.	5,711	301
Regions Financial Corp.	15,227	80
SunTrust Banks, Inc.	6,400	130
U.S. Bancorp	23,999	540
Wells Fargo & Co.	64,758	1,748
Zions Bancorp	1,508	19

		3,543

Capital Goods 7.5%

3M Co.	9,060	749
Caterpillar, Inc.	7,980	455
Cummins, Inc.	2,400	110
Danaher Corp.	3,126	235
Deere & Co.	5,600	303
Dover Corp.	2,800	117
Eaton Corp.	1,740	111
Emerson Electric Co.	9,860	420
Fastenal Co.	1,276	53
First Solar, Inc. *	600	81
Flowserve Corp.	800	76
Fluor Corp.	2,200	99
General Dynamics Corp.	5,110	348
General Electric Co.	135,498	2,050
Goodrich Corp.	1,660	107
Honeywell International, Inc.	9,637	378
Illinois Tool Works, Inc.	5,044	242
ITT Corp.	2,480	123
Jacobs Engineering Group, Inc. *	1,500	56
L-3 Communications Holdings, Inc.	1,500	130
Lockheed Martin Corp.	4,170	314
Masco Corp.	5,010	69
Northrop Grumman Corp.	4,054	226
PACCAR, Inc.	4,194	152
Pall Corp.	1,400	51
Parker Hannifin Corp.	2,235	120
Precision Castparts Corp.	1,700	188
Quanta Services, Inc. *	2,500	52
Raytheon Co.	4,910	253
Rockwell Automation, Inc.	2,050	96
Rockwell Collins, Inc.	2,200	122
Roper Industries, Inc.	1,200	63
Snap-on, Inc.	800	34
Textron, Inc.	3,400	64
The Boeing Co.	9,496	514
The Stanley Works	391	20
United Technologies Corp.	12,000	833
W.W. Grainger, Inc.	800	78

		9,492

Commercial & Professional Supplies 0.7%

Avery Dennison Corp.	1,100	40
Cintas Corp.	1,157	30
Equifax, Inc.	2,000	62
Iron Mountain, Inc. *	2,400	55
Monster Worldwide, Inc. *	1,704	30
Pitney Bowes, Inc.	2,800	64
R.R. Donnelley & Sons Co.	2,960	66
Republic Services, Inc.	4,236	120
Robert Half International, Inc.	1,550	41
Stericycle, Inc. *	1,100	61
The Dun & Bradstreet Corp.	700	59
Waste Management, Inc.	6,757	228

		856

Consumer Durables & Apparel 1.0%

Coach, Inc.	4,200	153
D.R. Horton, Inc.	2,500	27
Eastman Kodak Co. *	3,155	13
Fortune Brands, Inc.	1,607	69
Harman International Industries, Inc.	800	28
Hasbro, Inc.	1,985	64
Leggett & Platt, Inc.	2,300	47

See financial notes 7

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Lennar Corp., Class A	1,600	21
Mattel, Inc.	4,700	94
Newell Rubbermaid, Inc.	3,924	59
NIKE, Inc., Class B	4,920	325
Polo Ralph Lauren Corp.	900	73
Pulte Homes, Inc.	3,365	34
The Black & Decker Corp.	810	53
VF Corp.	1,110	81
Whirlpool Corp.	1,033	83

		1,224

Consumer Services 1.7%

Apollo Group, Inc., Class A *	1,327	80
Carnival Corp. *	5,222	165
Darden Restaurants, Inc.	1,590	56
DeVry, Inc.	600	34
H&R Block, Inc.	4,200	95
International Game Technology	4,200	79
Marriott International, Inc., Class A	3,757	102
McDonald’s Corp.	13,800	862
Starbucks Corp. *	9,520	220
Starwood Hotels & Resorts Worldwide, Inc.	2,900	106
Wyndham Worldwide Corp.	2,280	46
Wynn Resorts Ltd.	800	47
Yum! Brands, Inc.	6,300	220

		2,112

Diversified Financials 7.9%

American Express Co.	15,570	631
Ameriprise Financial, Inc.	3,278	127
Bank of America Corp.	127,567	1,921
Bank of New York Mellon Corp.	15,577	436
Capital One Financial Corp.	5,780	222
Citigroup, Inc.	234,682	777
CME Group, Inc.	860	289
Discover Financial Services	6,890	101
E*TRADE Financial Corp. *	5,160	9
Federated Investors, Inc., Class B	1,100	30
Franklin Resources, Inc.	2,000	211
IntercontinentalExchange, Inc. *	1,000	112
Invesco Ltd.	5,100	120
Janus Capital Group, Inc.	1,941	26
JPMorgan Chase & Co.	50,601	2,109
Legg Mason, Inc.	1,500	45
Leucadia National Corp. *	2,300	55
Moody’s Corp.	2,680	72
Morgan Stanley	17,280	511
Northern Trust Corp.	3,070	161
NYSE Euronext	3,300	83
SLM Corp. *	5,900	67
State Street Corp.	6,300	274
T. Rowe Price Group, Inc.	3,400	181
The Charles Schwab Corp. (a)	12,506	235
The Goldman Sachs Group, Inc.	6,537	1,104
The NASDAQ OMX Group, Inc. *	1,800	36

		9,945

Energy 11.4%

Anadarko Petroleum Corp.	6,094	380
Apache Corp.	4,408	455
Baker Hughes, Inc.	4,100	166
BJ Services Co.	3,800	71
Cabot Oil & Gas Corp.	1,300	57
Cameron International Corp. *	2,800	117
Chesapeake Energy Corp.	6,300	163
Chevron Corp.	26,216	2,018
ConocoPhillips	19,752	1,009
CONSOL Energy, Inc.	2,300	115
Denbury Resources, Inc. *	3,300	49
Devon Energy Corp.	5,663	416
Diamond Offshore Drilling, Inc.	600	59
El Paso Corp.	9,041	89
EOG Resources, Inc.	3,214	313
Exxon Mobil Corp.	61,018	4,161
FMC Technologies, Inc. *	1,500	87
Halliburton Co.	11,820	356
Hess Corp.	3,410	206
Marathon Oil Corp.	9,264	289
Massey Energy Co.	1,000	42
Murphy Oil Corp.	2,332	126
Nabors Industries Ltd. *	4,000	88
National-Oilwell Varco, Inc.	4,586	202
Noble Energy, Inc.	2,000	142
Occidental Petroleum Corp.	10,600	862
Peabody Energy Corp.	3,300	149
Pioneer Natural Resources Co.	1,600	77
Range Resources Corp.	1,700	85
Rowan Cos., Inc. *	1,200	27
Schlumberger Ltd.	15,340	998
Smith International, Inc.	2,500	68
Southwestern Energy Co. *	4,400	212
Spectra Energy Corp.	7,781	160
Sunoco, Inc.	1,240	32
Tesoro Corp.	1,800	24
The Williams Cos., Inc.	7,600	160
Valero Energy Corp.	6,960	117
XTO Energy, Inc.	6,986	325

		14,472

Food & Staples Retailing 2.7%

Costco Wholesale Corp.	5,600	331
CVS Caremark Corp.	18,085	583
Safeway, Inc.	5,240	112
SUPERVALU, Inc.	2,435	31
Sysco Corp.	7,700	215
The Kroger Co.	8,740	180
Wal-Mart Stores, Inc.	27,280	1,458
Walgreen Co.	12,675	465
Whole Foods Market, Inc. *	1,800	49

		3,424

Food, Beverage & Tobacco 5.8%

Altria Group, Inc.	26,864	527
Archer-Daniels-Midland Co.	8,400	263
Brown-Forman Corp., Class B	880	47
Campbell Soup Co.	2,300	78
Coca-Cola Enterprises, Inc.	4,000	85
ConAgra Foods, Inc.	6,170	142
Constellation Brands, Inc., Class A *	2,300	37

8 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Dean Foods Co. *	1,700	31
Dr. Pepper Snapple Group, Inc. *	3,000	85
General Mills, Inc.	4,379	310
H.J. Heinz Co.	4,270	183
Hormel Foods Corp.	900	35
Kellogg Co.	3,400	181
Kraft Foods, Inc., Class A	19,190	522
Lorillard, Inc.	2,136	171
McCormick & Co., Inc.	1,700	61
Molson Coors Brewing Co., Class B	1,678	76
PepsiCo, Inc.	19,890	1,209
Philip Morris International, Inc.	24,304	1,171
Reynolds American, Inc.	2,156	114
Sara Lee Corp.	9,600	117
The Coca-Cola Co.	29,402	1,676
The Hershey Co.	2,244	80
The J.M. Smucker Co.	1,746	108
The Pepsi Bottling Group, Inc.	1,902	71
Tyson Foods, Inc., Class A	1,186	14

		7,394

Health Care Equipment & Services 4.2%

Aetna, Inc.	5,680	180
AmerisourceBergen Corp.	4,360	114
Baxter International, Inc.	7,910	464
Becton Dickinson & Co.	3,000	237
Boston Scientific Corp. *	16,590	149
C.R. Bard, Inc.	1,320	103
Cardinal Health, Inc.	4,834	156
CareFusion Corp. *	2,417	60
CIGNA Corp.	3,580	126
Coventry Health Care, Inc. *	2,050	50
DaVita, Inc. *	800	47
DENTSPLY International, Inc.	2,000	70
Express Scripts, Inc. *	3,364	291
Hospira, Inc. *	2,100	107
Humana, Inc. *	2,100	92
IMS Health, Inc.	2,600	55
Intuitive Surgical, Inc. *	500	152
Laboratory Corp. of America Holdings *	1,504	113
McKesson Corp.	3,516	220
Medco Health Solutions, Inc. *	6,176	395
Medtronic, Inc.	14,409	634
Patterson Cos., Inc. *	980	27
Quest Diagnostics, Inc.	1,960	118
St. Jude Medical, Inc. *	4,204	155
Stryker Corp.	3,260	164
Tenet Healthcare Corp. *	6,500	35
UnitedHealth Group, Inc.	14,910	454
Varian Medical Systems, Inc. *	1,000	47
WellPoint, Inc. *	5,936	346
Zimmer Holdings, Inc. *	2,984	176

		5,337

Household & Personal Products 2.8%

Avon Products, Inc.	5,116	161
Colgate-Palmolive Co.	6,470	532
Kimberly-Clark Corp.	5,326	339
Mead Johnson Nutrition Co.	2,500	109
The Clorox Co.	1,900	116
The Estee Lauder Cos., Inc., Class A	1,500	73
The Procter & Gamble Co.	37,293	2,261

		3,591

Insurance 2.4%

Aflac, Inc.	6,250	289
American International Group, Inc. (b)*	1,671	50
Aon Corp.	3,610	138
Assurant, Inc.	1,500	44
Cincinnati Financial Corp.	2,335	61
Genworth Financial, Inc., Class A *	5,000	57
Lincoln National Corp.	3,662	91
Loews Corp.	3,788	138
Marsh & McLennan Cos., Inc.	7,000	155
MetLife, Inc.	9,807	347
Principal Financial Group, Inc.	3,563	86
Prudential Financial, Inc.	6,070	302
The Allstate Corp.	7,440	224
The Chubb Corp.	4,740	233
The Hartford Financial Services Group, Inc.	3,930	91
The Progressive Corp. *	9,080	163
The Travelers Cos., Inc.	7,459	372
Torchmark Corp.	1,500	66
Unum Group	4,276	83
XL Capital Ltd., Class A	3,900	72

		3,062

Materials 3.5%

Air Products & Chemicals, Inc.	2,820	229
Airgas, Inc.	1,100	52
AK Steel Holding Corp.	1,125	24
Alcoa, Inc.	11,072	178
Allegheny Technologies, Inc.	1,270	57
Ball Corp.	1,200	62
Bemis Co., Inc.	1,400	41
CF Industries Holdings, Inc.	700	64
Cliffs Natural Resources, Inc.	1,700	78
E.I. Du Pont De Nemours & Co.	12,114	408
Eastman Chemical Co.	1,000	60
Ecolab, Inc.	2,104	94
FMC Corp.	700	39
Freeport-McMoRan Copper & Gold, Inc.	5,002	402
International Flavors & Fragrances, Inc.	1,000	41
International Paper Co.	6,098	163
MeadWestvaco Corp.	2,549	73
Monsanto Co.	7,050	576
Newmont Mining Corp.	5,946	281
Nucor Corp.	4,000	187
Owens-Illinois, Inc. *	2,200	72
Pactiv Corp. *	1,800	43
PPG Industries, Inc.	2,300	135
Praxair, Inc.	4,045	325
Sealed Air Corp.	2,428	53
Sigma-Aldrich Corp.	1,282	65
The Dow Chemical Co.	13,805	381

See financial notes 9

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Titanium Metals Corp. *	1,000	13
United States Steel Corp.	1,500	83
Vulcan Materials Co.	1,100	58
Weyerhaeuser Co.	2,800	121

		4,458

Media 2.9%

CBS Corp., Class B	9,880	139
Comcast Corp., Class A	36,613	617
DIRECTV, Class A *	11,380	380
Gannett Co., Inc.	2,960	44
Interpublic Group of Cos., Inc. *	4,997	37
Meredith Corp.	300	9
News Corp., Class A	29,674	406
Omnicom Group, Inc.	4,240	166
Scripps Networks Interactive, Class A	1,000	42
The McGraw-Hill Cos., Inc.	4,330	145
The New York Times Co., Class A *	1,700	21
The Walt Disney Co.	24,320	784
The Washington Post Co., Class B	30	13
Time Warner Cable, Inc.	4,009	166
Time Warner, Inc.	14,974	436
Viacom Inc., Class B *	8,380	249

		3,654

Pharmaceuticals, Biotechnology & Life Sciences 8.4%

Abbott Laboratories	19,695	1,063
Allergan, Inc.	4,110	259
Amgen, Inc. *	12,864	728
Biogen Idec, Inc. *	3,850	206
Bristol-Myers Squibb Co.	22,040	556
Celgene Corp. *	6,050	337
Cephalon, Inc. *	900	56
Eli Lilly & Co.	12,920	461
Forest Laboratories, Inc. *	4,070	131
Genzyme Corp. *	3,600	176
Gilead Sciences, Inc. *	11,778	510
Johnson & Johnson	35,148	2,264
King Pharmaceuticals, Inc. *	3,466	43
Life Technologies Corp. *	1,439	75
Merck & Co., Inc.	38,879	1,421
Millipore Corp. *	500	36
Mylan, Inc. *	2,691	50
PerkinElmer, Inc.	1,700	35
Pfizer, Inc.	102,876	1,871
Thermo Fisher Scientific, Inc. *	5,290	252
Waters Corp. *	1,400	87
Watson Pharmaceuticals, Inc. *	1,500	59

		10,676

Real Estate 1.2%

Apartment Investment & Management Co., Class A	1,877	30
AvalonBay Communities, Inc.	1,034	85
Boston Properties, Inc.	1,716	115
CB Richard Ellis Group, Inc., Class A *	2,900	39
Equity Residential	3,500	118
HCP, Inc.	3,400	104
Health Care REIT, Inc.	1,400	62
Host Hotels & Resorts, Inc.	7,760	91
Kimco Realty Corp.	3,910	53
Plum Creek Timber Co., Inc.	2,060	78
ProLogis	5,000	69
Public Storage	1,600	130
Simon Property Group, Inc.	3,537	282
Ventas, Inc.	1,900	83
Vornado Realty Trust	1,963	137

		1,476

Retailing 3.5%

Abercrombie & Fitch Co., Class A	500	17
Amazon.com, Inc. *	3,900	525
AutoNation, Inc. *	1,900	36
AutoZone, Inc. *	500	79
Bed Bath & Beyond, Inc. *	3,016	117
Best Buy Co., Inc.	4,725	186
Big Lots, Inc. *	1,400	41
Expedia, Inc. *	2,600	67
Family Dollar Stores, Inc.	2,000	56
GameStop Corp., Class A *	2,000	44
Genuine Parts Co.	2,500	95
J.C. Penney Co., Inc.	2,900	77
Kohl’s Corp. *	4,110	222
Limited Brands, Inc.	3,908	75
Lowe’s Cos., Inc.	19,340	452
Macy’s, Inc.	5,922	99
Nordstrom, Inc.	2,350	88
O’Reilly Automotive, Inc. *	1,800	69
Office Depot, Inc. *	3,500	23
Priceline.com, Inc. *	400	87
RadioShack Corp.	259	5
Ross Stores, Inc.	1,500	64
Sears Holdings Corp. (b)*	875	73
Staples, Inc.	9,150	225
Target Corp.	9,970	482
The Gap, Inc.	6,376	134
The Home Depot, Inc.	21,765	630
The Sherwin-Williams Co.	1,133	70
The TJX Cos., Inc.	5,510	201
Tiffany & Co.	1,126	48

		4,387

Semiconductors & Semiconductor Equipment 2.6%

Advanced Micro Devices, Inc. *	5,530	54
Altera Corp.	4,180	95
Analog Devices, Inc.	4,130	130
Applied Materials, Inc.	17,770	248
Broadcom Corp., Class A *	5,765	181
Intel Corp.	70,531	1,439
KLA-Tencor Corp.	2,300	83
Linear Technology Corp.	3,200	98
LSI Corp. *	5,410	32
MEMC Electronic Materials, Inc. *	2,900	39
Microchip Technology, Inc.	2,500	73
Micron Technology, Inc. *	8,800	93
National Semiconductor Corp.	3,400	52
Novellus Systems, Inc. *	1,600	37
NVIDIA Corp. *	7,200	134

10 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Teradyne, Inc. *	2,100	23
Texas Instruments, Inc.	16,060	419
Xilinx, Inc.	3,800	95

		3,325

Software & Services 8.0%

Adobe Systems, Inc. *	7,000	257
Affiliated Computer Services, Inc., Class A *	1,191	71
Akamai Technologies, Inc. *	2,000	51
Autodesk, Inc. *	3,320	84
Automatic Data Processing, Inc.	6,873	294
BMC Software, Inc. *	2,560	103
CA, Inc.	5,344	120
Citrix Systems, Inc. *	2,360	98
Cognizant Technology Solutions Corp., Class A *	3,600	163
Computer Sciences Corp. *	2,100	121
Compuware Corp. *	3,750	27
eBay, Inc. *	14,588	343
Electronic Arts, Inc. *	4,058	72
Fidelity National Information Services, Inc.	2,000	47
Fiserv, Inc. *	2,260	110
Google, Inc., Class A *	3,077	1,908
Intuit, Inc. *	4,396	135
MasterCard, Inc., Class A	1,100	282
McAfee, Inc. *	2,000	81
Microsoft Corp.	99,268	3,027
Novell, Inc. *	5,200	22
Oracle Corp.	49,680	1,219
Paychex, Inc.	4,450	136
Red Hat, Inc. *	2,000	62
SAIC, Inc. *	2,500	47
Salesforce.com, Inc. *	1,054	78
Symantec Corp. *	11,441	205
Total System Services, Inc.	2,600	45
VeriSign, Inc. *	2,025	49
Visa, Inc., Class A	5,500	481
Western Union Co.	9,359	176
Yahoo!, Inc. *	16,400	275

		10,189

Technology Hardware & Equipment 9.3%

Agilent Technologies, Inc. *	4,767	148
Amphenol Corp., Class A	2,300	106
Apple, Inc. *	11,450	2,414
Cisco Systems, Inc. *	73,438	1,758
Corning, Inc.	19,950	385
Dell, Inc. *	22,192	319
EMC Corp. *	26,322	460
FLIR Systems, Inc. *	1,900	62
Harris Corp.	1,800	86
Hewlett-Packard Co.	30,263	1,559
International Business Machines Corp.	16,785	2,197
Jabil Circuit, Inc.	2,127	37
JDS Uniphase Corp. *	2,519	21
Juniper Networks, Inc. *	6,800	181
Lexmark International, Inc., Class A *	1,300	34
Molex, Inc.	1,800	39
Motorola, Inc.	29,835	232
NetApp, Inc. *	4,600	158
QLogic Corp. *	1,990	38
QUALCOMM, Inc.	21,490	994
SanDisk Corp. *	2,900	84
Sun Microsystems, Inc. *	10,250	96
Tellabs, Inc. *	5,630	32
Teradata Corp. *	2,400	75
Western Digital Corp. *	2,900	128
Xerox Corp.	12,190	103

		11,746

Telecommunication Services 3.2%

American Tower Corp., Class A *	5,300	229
AT&T, Inc.	75,138	2,106
CenturyTel, Inc.	3,941	143
Frontier Communications Corp.	4,298	33
MetroPCS Communications, Inc. *	1,700	13
Qwest Communications International, Inc.	19,896	84
Sprint Nextel Corp. *	37,759	138
Verizon Communications, Inc.	36,224	1,200
Windstream Corp.	5,335	59

		4,005

Transportation 2.1%

Burlington Northern Santa Fe Corp.	3,450	340
C.H. Robinson Worldwide, Inc.	2,200	129
CSX Corp.	5,320	258
Expeditors International of Washington, Inc.	2,500	87
FedEx Corp.	3,920	327
Norfolk Southern Corp.	4,900	257
Ryder System, Inc.	600	25
Southwest Airlines Co.	7,886	90
Union Pacific Corp.	6,580	421
United Parcel Service, Inc., Class B	12,715	729

		2,663

Utilities 3.7%

Allegheny Energy, Inc.	2,241	53
Ameren Corp.	2,800	78
American Electric Power Co., Inc.	5,370	187
CenterPoint Energy, Inc.	4,550	66
CMS Energy Corp.	2,960	46
Consolidated Edison, Inc.	3,650	166
Constellation Energy Group, Inc.	2,500	88
Dominion Resources, Inc.	7,740	301
DTE Energy Co.	2,200	96
Duke Energy Corp.	16,863	290
Edison International	4,350	151
Entergy Corp.	2,527	207
EQT Corp.	1,700	75
Exelon Corp.	8,440	413
FirstEnergy Corp.	4,108	191
FPL Group, Inc.	5,250	277
Integrys Energy Group, Inc.	697	29
Nicor, Inc.	610	26

See financial notes 11

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

NiSource, Inc.	3,646	56
Northeast Utilities	2,000	52
Pepco Holdings, Inc.	2,850	48
PG&E Corp.	4,800	214
Pinnacle West Capital Corp.	1,350	49
PPL Corp.	5,010	162
Progress Energy, Inc.	3,480	143
Public Service Enterprise Group, Inc.	6,750	224
Questar Corp.	2,300	96
SCANA Corp.	1,600	60
Sempra Energy	3,291	184
Southern Co.	10,260	342
TECO Energy, Inc.	2,840	46
The AES Corp. *	8,950	119
Wisconsin Energy Corp.	1,550	77
Xcel Energy, Inc.	5,959	127

		4,739

Total Common Stock (Cost $102,222)		126,454

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.1% of net assets

U.S. Treasury Bill 0.1%

U.S. Treasury Bill 0.04%, 03/18/10	164	164

Total Short-Term Investment (Cost $164)		164

End of Investments.
	Number of	Value
Security	Shares	($ x 1,000)

Collateral Invested for Securities on Loan 0.1% of net assets
Invesco Aim Short Term Investments Trust Government & Agency Portfolio	121,679	122

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000.)

At 12/31/09, the tax basis cost of the fund’s investments was $105,094 and the unrealized appreciation and depreciation were $40,857 and ($19,333), respectively, with a net unrealized appreciation of $21,524.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.

REIT — Real Estate Investment Trust

12 See financial notes

 Schwab S&P 500 Index Portfolio

Statement of
Assets and Liabilities
As of December 31, 2009; All number are x 1,000 except NAV.

Assets
Investments in unaffiliated issuers, at value including securities on loan of $119 (cost $102,273)		$126,383
Investments in affiliated issuer, at value ( cost $113)	+	235

Total investments, at value (cost $102,386)		126,618
Collateral invested for securities on loan		122
Receivables:
Dividends		173
Fund shares sold		39
Income from securities on loan		1
Prepaid expenses	+	3

Total assets		126,956

Liabilities
Collateral held for securities on loan		122
Payables:
Investment adviser and administrator fees		1
Payable to custodian		55
Due to brokers for futures		2
Fund shares redeemed		1
Accrued expenses	+	36

Total liabilities		217

Net Assets
Total assets		126,956
Total liabilities	—	217

Net assets		$126,739
Net Assets by Source
Capital received from investors		118,931
Net investment income not yet distributed		2,293
Net realized capital losses		(18,717)
Net unrealized capital gains		24,232

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$126,739		7,802		$16.24

See financial notes 13

 Schwab S&P 500 Index Portfolio

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Dividends received from unaffiliated issuers		$2,575
Dividends received from affiliated issuer		3
Securities on loan	+	10

Total investment income		2,588

Net Realized Gains and Losses
Net realized losses on unaffiliated investments		(2,130)
Net realized losses on affiliated investments		(1)
Net realized gains on futures contracts	+	226

Net realized losses		(1,905)

Net Unrealized Gains and Losses
Net unrealized gains on investments		25,949
Net unrealized gains on affiliated issuer	+	32

Net unrealized gains		25,981

Expenses
Investment adviser and administrator fees		164
Transfer agent and shareholder service fees		5
Portfolio accounting fees		43
Professional fees		33
Shareholder reports		25
Trustees’ fees		25
Custodian fees		8
Other expenses	+	19

Total expenses		322
Expense reduction by adviser and Schwab	—	22

Net expenses		300

Increase (Decrease) in Net Assets from Operations
Total investment income		2,588
Net expenses	—	300

Net investment income		2,288
Net realized losses		(1,905)
Net unrealized gains	+	25,981

Increase in net assets from operations		$26,364

14 See financial notes

 Schwab S&P 500 Index Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	1/1/08-12/31/08
Net investment income		$2,288	$2,985
Net realized losses		(1,905)	(4,853)
Net unrealized gains (losses)	+	25,981	(60,334)

Increase (decrease) in net assets from operations		26,364	(62,202)

Distributions to shareholders
Distributions from net investment income		$2,952	$2,961

Transactions in Fund Shares

		1/1/09-12/31/09		1/1/08-12/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,439	$19,966	1,523	$26,975
Shares reinvested		184	2,953	226	2,961
Shares redeemed	+	(1,821)	(24,999)	(1,642)	(28,074)

Net transactions in fund shares		(198)	$(2,080)	107	$1,862

Shares Outstanding and Net Assets

		1/1/09-12/31/09		1/1/08-12/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,000	$105,407	7,893	$168,708
Total increase (decrease)	+	(198)	21,332	107	(63,301)

End of period		7,802	$126,739	8,000	$105,407

Net investment income not yet distributed			$2,293		$2,962

See financial notes 15

 Schwab S&P 500 Index Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab S&P 500 Index Portfolio is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the portfolios in the trust including the portfolio discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio offers one share class. Shares are bought and sold at net asset value, or closing NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The portfolio is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The portfolio maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the portfolio may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:
       (All dollar amounts are x 1,000.)

The following is a summary of the significant accounting policies the portfolio uses in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The portfolio values the securities in its portfolio every business day. The portfolio uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each portfolio’s securities when market prices are not “readily available” or are unreliable. For example, a portfolio may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price or when a security’s primary trading market is closed during regular market hours. Each portfolio makes fair value determinations in good faith in accordance with the portfolio’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the portfolio pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The portfolio adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the portfolio determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

16

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000.)

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The portfolio does not adjust the quoted price for such instruments, even in situations where the portfolio holds a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the portfolio values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the portfolio’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the portfolio uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the portfolio in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the portfolio in the absence of market information. Assumptions used by the portfolio due to the lack of observable inputs may significantly impact the resulting fair value and therefore the portfolio’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the portfolios’ investments as of December 31, 2009:

Schwab S&P 500 Index Portfolio

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$126,454	$—	$—	$126,454

Short-Term Investments	—	164	—	164

Total	$126,454	$164	$—	$126,618
Other Financial Instruments Collateral Invested for Securities on Loan	$122	$—	$—	$122

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

(b) Portfolio Investments:

Securities Lending: The portfolio may loan securities to certain brokers, dealers and other financial institutions that pay the portfolio negotiated fees. The portfolio receives cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least

 17

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000.)

102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The portfolio does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying portfolios are recorded on the date they are effective (the ex-dividend date), although the portfolio records certain foreign security dividends on the day it learns of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a portfolio are charged directly to the portfolio. Expenses that are common to all portfolios within the trust generally are allocated among the portfolios in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The portfolio makes distributions from net investment income and net realized capital gains, if any, once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, portfolio management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(h) Federal Income Taxes:

The portfolio intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the portfolio distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company’s (shareholders) separate accounts each year. As long as the portfolio meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the portfolio’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the portfolio. In addition, in the normal course of business the portfolio enters into contracts with its vendors and others that provide general indemnifications. The portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the portfolio. However, based on experience, the portfolio expects the risk of loss to be remote.

18

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

3. Risk Factors:

Investing in the portfolio may involve certain risks as described in the prospectus, including, but not limited to, those described below:

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

Your investment follows the large-cap portion of the U.S. stock market, as measured by the index. It follows this market during upturns as well as downturns. Because of its indexing strategy, the portfolio does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the portfolio’s expenses, the portfolio’s performance is normally below that of the index.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Please refer to the portfolio’s prospectus for a complete description of the principal risks of investing in the portfolio.

4. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000.)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the portfolio’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the portfolio, the investment adviser is entitled to receive an annual fee payable monthly based on the portfolio’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.15%
$500 million to $5 billion	0.09%
$5 billion to $10 billion	0.08%
Over $10 billion	0.07%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and was the trust’s transfer agent until June 30, 2009. Schwab did not charge the portfolio for transfer agent fees. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the portfolio. Prior to July 1, 2009, BFDS served as the portfolio’s sub-transfer agent.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the portfolio to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.28% through April 29, 2011, which may only be amended or terminated with the approval of the portfolio’s board of trustees.

The portfolio may engage in certain transactions involving related parties. For instance, the portfolio may own shares of The Charles Schwab Corporation if that company is included in an index which the portfolio uses as part of an indexing strategy.

The portfolio may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of December 31, 2009, the portfolio had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the portfolio may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the portfolio during the period.

 19

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the portfolio’s Statement of Operations.

6. Borrowing from Banks:

The portfolio may borrow money from banks and custodians. The portfolio covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brother Harriman. The portfolio pays interest on the amounts they borrow at rates that are negotiated periodically. The portfolio also pays an annual fee to State Street Bank and Trust Company for the uncommitted line of credit.

There was no borrowing from the lines of credit for the portfolio during the period. However, certain portfolios utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

7. Purchases and Sales of Investment Securities:
       (All dollar amounts are x 1,000.)

For the period ended December 31, 2009, purchases and sales of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$4,646	$6,212

8. Federal Income Taxes:
       (All dollar amounts are x 1,000.)

As of December 31, 2009, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$2,287
Undistributed long-term capital gains	—
Unrealized appreciation	40,857
Unrealized depreciation	(19,333)
Other unrealized appreciation/ (depreciation)	—
Net unrealized appreciation/(depreciation)	$21,524

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2009, the portfolio had capital loss carry forwards available to offset net capital gains before the expiration dates:

Expiration Date

December 31, 2010	7,810
December 31, 2011	38
December 31, 2012	359
December 31, 2013	2,129
December 31, 2014	881
December 31, 2015	—
December 31, 2016	2,900
December 31, 2017	1,365

Total	$15,482

20

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

8. Federal Income Taxes (continued):
       (All dollar amounts are x 1,000.)

As of December 31, 2009, the portfolio had no deferred realized net capital losses and there were no capital losses utilized to offset capital gains. The portfolio had a capital loss of $1,821 that expired in 2009.

The tax-basis components of distributions paid during the current and prior period were:

	Current period distributions	Prior period distributions

Ordinary income	$2,952	$2,961
Long-term capital gains	—	—
Return of capital	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to wash sales and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2009, the fund made the following reclassifications:

Capital shares	($1,821)
Undistributed net investment income	($5)
Net realized capital losses	$1,826

As of December 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the portfolio, and has determined that no provision for income tax is required in the portfolio’s financial statements. The portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2009, the portfolio did not incur any interest or penalties. The portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

9. Subsequent Events:

As of February 16, 2010, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

 21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab S&P 500 Index Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Index Portfolio (one of the portfolios constituting The Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2010

22

Other Federal Tax Information, (unaudited)

For corporate shareholders, 100% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2009, qualify for the corporate dividends received deductions.

 23

Results of Proxy Voting, (unaudited)

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For

Charles R. Schwab	184,679,079.16	6,508,951.44	96.60%
Walter W. Bettinger, II	184,472,136.41	6,708,894.20	96.49%
Mariann Byerwalter	183,227,393.65	7,953,636.95	95.84%
John F. Cogan	180,440,376.36	10,740,654.24	94.38%
William A. Hasler	181,409,969.33	9,771,061.27	94.89%
Gerald B. Smith	182,177,302.50	9,003,728.10	95.29%
Donald R. Stephens	181,675,386.41	9,505,644.19	95.03%
Joseph H. Wender	184,274,991.24	6,906,039.36	96.39%
Michael W. Wilsey	182,296,457.50	8,484,573.10	95.56%

24

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex included 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Board 1—Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University.	77	Board 1—Director, Gilead Sciences, Inc. Board 2—Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley; Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals); Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	77	Board 1—Director, Mission West Properties Board 2—Director, TOUSA Board 3—Director, Harris-Stratex Networks Board 4—Director, Globalstar, Inc. Board 5—Director, Ditech Networks

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors).	77	Board 1—Lead Independent Director, Board of Cooper Industries Board 2—Director and Chairman of the Audit Committee of Oneok Partners LP Board 3—Director, Oneok, Inc.

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Managing Partner, D.R. Stephens & Company (investments); Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	77	None

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (2008 – present); Senior Director, Chairman of the Finance Committee, GSC Group, until December 2007; General Partner, Goldman Sachs & Co., Inc. until June 2005.	77	Board 1—Director and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 25

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

26

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc. (2004 – present); President and Chief Executive Officer (2008 – present) and Chief Investment Officer (2006 – present), Laudus Trust and Laudus Institutional Trust; Senior Vice President and Chief Investment Officer, Schwab Strategic Trust (Oct. 2009 – present).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 27

28

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 11(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler and Mariann Byerwalter, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of each of Mr. Hasler and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
Audit Fees
2009: $85,313     2008: $83,640
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
Audit-Related Fees
For services rendered to Registrant:
2009: $5,372     2008: $5,165
Nature of these services: tax provision review.
     In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Tax Fees
For services rendered to Registrant:
2009: $7,473     2008: $7,186
Nature of these services: preparation and review of tax returns.
     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
All Other Fees
For services rendered to Registrant:
2009: $1,136     2008: $1,071

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

     In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
2009: $13,981     2008: $13,422
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Annuity Portfolios

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date: February 9, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date: February 9, 2010

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date: February 9, 2010